Short-Term Investment-Grade Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (10.8%)
U.S. Government Securities (10.7%)
United States Treasury Note/Bond	2.250%	2/15/21	41	41
United States Treasury Note/Bond	2.375%	4/15/21	40,750	41,138
1	United States Treasury Note/Bond	2.625%	7/15/21	30,000	30,488
United States Treasury Note/Bond	2.125%	8/15/21	41,000	41,327
United States Treasury Note/Bond	2.125%	9/30/21	24,000	24,217
2	United States Treasury Note/Bond	2.000%	7/31/22	62,800	63,526
United States Treasury Note/Bond	2.500%	3/31/23	215	222
United States Treasury Note/Bond	2.625%	6/30/23	1,600	1,661
United States Treasury Note/Bond	2.875%	8/15/28	400	440
203,060
Nonconventional Mortgage-Backed Securities (0.1%)
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.704%	4.827%	2/1/37	10	10
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.750%	4.280%	9/1/32	5	5
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.760%	4.419%	8/1/37	9	10
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.785%	4.035%	8/1/33	27	28
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.785%	4.410%	8/1/33	15	16
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.800%	4.491%	7/1/33	75	78
3,4,5Fannie Mae Pool, 12M USD LIBOR +
1.960%	4.757%	5/1/33	7	7
3,4,5Fannie Mae Pool, 1YR CMT + 2.000%	4.546%	12/1/32	5	5
3,4,5Fannie Mae Pool, 1YR CMT + 2.125%	4.594%	6/1/33	24	25
3,4,5Fannie Mae Pool, 1YR CMT + 2.185%	4.560%	7/1/32	3	3
3,4,5Fannie Mae Pool, 1YR CMT + 2.210%	4.731%	5/1/33	32	34
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.750%	4.367%	8/1/37	30	31
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.893%	4.643%	9/1/32	16	17
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	4.211%	8/1/33	12	12
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	4.815%	10/1/32	6	7
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	5.000%	1/1/33	4	5
3,4,5Freddie Mac Non Gold Pool, 12M USD
LIBOR + 1.961%	5.086%	2/1/33	6	6
3,4,5Freddie Mac Non Gold Pool, 1YR CMT +
2.254%	4.629%	9/1/32	1	1
3,5,6Ginnie Mae REMICS, 5.650% - 1M USD
LIBOR	3.606%	8/20/45	981	168
3,5,6Ginnie Mae REMICS, 6.100% - 1M USD
LIBOR	4.056%	9/20/46	741	157

3,5,6Ginnie Mae REMICS, 6.200% - 1M USD
	LIBOR	4.156%	10/20/47–12/20/47	1,473	259
					884
Total U.S. Government and Agency Obligations (Cost $199,983)					203,944
Asset-Backed/Commercial Mortgage-Backed Securities (21.9%)
3	Ally Auto Receivables Trust 2017-5	2.220%	10/17/22	490	491
3	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	1,563	1,566
3	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	590	594
3	Ally Auto Receivables Trust 2019-1	3.020%	4/15/24	240	247
3	Ally Auto Receivables Trust 2019-3	1.930%	5/15/24	660	661
3	Ally Master Owner Trust Series 2017-3	2.040%	6/15/22	1,090	1,089
3	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	900	918
3	Ally Master Owner Trust Series 2018-2	3.300%	7/17/23	1,320	1,349
3	American Express Credit Account Master
	Trust 2019-1	2.870%	10/15/24	830	850
3,7 American Homes 4 Rent 2014-SFR2		3.786%	10/17/36	275	291
3,7 American Homes 4 Rent 2014-SFR2		4.290%	10/17/36	80	85
3,7 American Homes 4 Rent 2014-SFR3		3.678%	12/17/36	403	421
3,7 American Homes 4 Rent 2015-SFR1		3.467%	4/17/52	349	362
3,7 American Homes 4 Rent 2015-SFR2		3.732%	10/17/52	168	177
3,7 American Homes 4 Rent 2015-SFR2		4.295%	10/17/52	100	107
3,7 Americold 2010 LLC Trust Series 2010-ARTA		4.954%	1/14/29	428	443
3,7 Americold 2010 LLC Trust Series 2010-ARTA		6.811%	1/14/29	275	291
3	AmeriCredit Automobile Receivables Trust
	2016-1	3.590%	2/8/22	200	202
3	AmeriCredit Automobile Receivables Trust
	2016-2	3.650%	5/9/22	220	223
3	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	240	241
3	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	700	727
3	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	560	578
3,7 AOA Mortgage Trust 2015-1177		2.957%	12/13/29	280	282
3,7 Applebee's Funding LLC / IHOP Funding LLC
	2019-1	4.194%	6/7/49	150	153
3,7 ARL Second LLC 2014-1A		2.920%	6/15/44	284	287
3,7 Aventura Mall Trust 2013-AVM		3.867%	12/5/32	480	490
3,7 Aventura Mall Trust 2018-AVM		4.249%	7/5/40	240	273
3,7 Avis Budget Rental Car Funding AESOP LLC
	2015-1A	2.500%	7/20/21	360	360
3,7 Avis Budget Rental Car Funding AESOP LLC
	2015-2A	2.630%	12/20/21	1,120	1,124
3,7 Avis Budget Rental Car Funding AESOP LLC
	2016-1A	2.990%	6/20/22	100	101
3,7 Avis Budget Rental Car Funding AESOP LLC
	2017-1A	3.070%	9/20/23	180	184
3,7 Avis Budget Rental Car Funding AESOP LLC
	2017-2A	2.970%	3/20/24	120	123
3,7 Avis Budget Rental Car Funding AESOP LLC
	2018-1A	3.700%	9/20/24	160	168
3,7 Avis Budget Rental Car Funding AESOP LLC
	2018-2A	4.000%	3/20/25	410	437
3,7 Avis Budget Rental Car Funding AESOP LLC
	2019-1A	3.450%	3/20/23	450	462
3,7 BAMLL Commercial Mortgage Securities
	Trust 2012-PARK	2.959%	12/10/30	125	129

3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.429%	9/15/48	220	230
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.705%	9/15/48	410	442
3	Banc of America Commercial Mortgage Trust
	2015-UBS7	4.506%	9/15/48	40	43
3	Banc of America Commercial Mortgage Trust
	2017-BNK3	3.574%	2/15/50	110	119
3	Banc of America Funding 2006-H Trust	4.239%	9/20/46	178	160
3	BANK 2017 - BNK4	3.625%	5/15/50	250	271
3	BANK 2017 - BNK5	3.390%	6/15/60	275	294
3	BANK 2017 - BNK6	3.254%	7/15/60	330	351
3	BANK 2017 - BNK6	3.518%	7/15/60	440	476
3	BANK 2017 - BNK6	3.741%	7/15/60	80	87
3	BANK 2017 - BNK7	3.435%	9/15/60	410	441
3	BANK 2017 - BNK8	3.488%	11/15/50	860	927
3	BANK 2017 - BNK9	3.538%	11/15/54	500	541
3	BANK 2018 - BN10	3.641%	2/15/61	300	322
3	BANK 2018 - BN10	3.688%	2/15/61	500	547
3	BANK 2018 - BN12	4.255%	5/15/61	140	159
3	BANK 2018 - BN13	4.217%	8/15/61	100	113
3	BANK 2018 - BN14	4.185%	9/15/60	485	537
3	BANK 2018 - BN14	4.231%	9/15/60	420	477
3	BANK 2018 - BN15	4.407%	11/15/61	563	650
3	BANK 2019 - BN17	3.623%	4/15/52	164	178
3	BANK 2019 - BN17	3.714%	4/15/52	446	494
3	BANK 2019 - BN18	3.584%	5/15/62	490	538
3	BANK 2019 - BN19	3.183%	8/15/61	370	395
3	BANK 2019 - BN20-A3	3.011%	9/15/61	300	316
3,8 BANK 2019 - BN21		2.851%	10/17/52	370	381
3	Bank of America Mortgage Trust 2002-J	4.554%	9/25/32	1	1
3	Bear Stearns ARM Trust 2006-4	4.041%	10/25/36	246	225
3	Bear Stearns ARM Trust 2007-3	4.380%	5/25/47	203	189
3	BENCHMARK 2018-B1 Mortgage Trust	3.602%	1/15/51	100	107
3	BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	491
3	BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	160	174
3	BENCHMARK 2018-B1 Mortgage Trust	4.059%	1/15/51	250	274
3	BENCHMARK 2018-B1 Mortgage Trust	4.255%	1/15/51	390	420
3	BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,030	1,141
3	BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	470	526
3	BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	390	443
3	BENCHMARK 2018-B6 Mortgage Trust	4.170%	10/10/51	669	740
3	BENCHMARK 2018-B6 Mortgage Trust	4.261%	10/10/51	820	934
3	BENCHMARK 2018-B8 Mortgage Trust	4.232%	1/15/52	512	585
3	BENCHMARK 2019-B10 Mortgage Trust	3.615%	3/15/62	177	192
3	BMW Vehicle Owner Trust 2018-A	1.920%	1/25/24	1,300	1,301
3	BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	400	405
3,5 Brazos Higher Education Authority Inc. Series
	2005, 3M USD LIBOR + 0.200%	2.549%	6/25/26	129	129
3,5 Brazos Higher Education Authority Inc. Series
	2011, 3M USD LIBOR + 0.800%	2.932%	2/25/30	244	244
3,7 CAL Funding II Ltd. Series 2012-1A		3.470%	10/25/27	62	62
3,7 CAL Funding II Ltd. Series 2013-1A		3.350%	3/27/28	123	123
3,7 CAL Funding II Ltd. Series 2018-2A		4.340%	9/25/43	441	450
3,7 California Republic Auto Receivables Trust
	2015-4	2.580%	6/15/21	75	75
3	California Republic Auto Receivables Trust
	2016-2	1.830%	12/15/21	77	76

3	California Republic Auto Receivables Trust
	2016-2	2.520%	5/16/22	150	150
3	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	70	70
3,7 Canadian Pacer Auto Receivables Trust A
	Series 2017	2.286%	1/19/22	150	149
3,7 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	220	222
3,7 Canadian Pacer Auto Receivables Trust A
	Series 2019	2.960%	6/19/24	140	144
3,7 Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.270%	12/19/22	180	181
3,7 Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	80	82
3	Capital Auto Receivables Asset Trust 2015-3	2.900%	12/21/20	1	1
3	Capital Auto Receivables Asset Trust 2016-2	3.160%	11/20/23	40	40
3	Capital Auto Receivables Asset Trust 2016-3	2.350%	9/20/21	140	140
3	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	80	80
3	Capital One Auto Receivables Trust 2019-1	2.510%	11/15/23	1,170	1,184
3	Capital One Auto Receivables Trust 2019-1	2.560%	10/15/24	390	397
3	Capital One Auto Receivables Trust 2019-2	1.920%	5/15/24	1,530	1,531
3	Capital One Multi-Asset Execution Trust 2019-
	A1	2.840%	12/15/24	2,640	2,700
3,7 CARDS II Trust 2018-2A		3.047%	4/17/23	540	542
3	CarMax Auto Owner Trust 2015-3	2.280%	4/15/21	107	107
3	CarMax Auto Owner Trust 2015-3	2.680%	6/15/21	150	150
3	CarMax Auto Owner Trust 2016-2	2.160%	12/15/21	120	120
3	CarMax Auto Owner Trust 2016-2	3.250%	11/15/22	140	140
3	CarMax Auto Owner Trust 2016-3	2.200%	6/15/22	140	140
3	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	100	100
3	CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	170	171
3	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	80	81
3	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	80	80
3	CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	1,910	1,917
3	CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	300	305
3	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	500	508
3	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	220	222
3	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	140	145
3	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	200	206
3	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	210	216
3	CarMax Auto Owner Trust 2018-3	3.130%	6/15/23	870	883
3	CarMax Auto Owner Trust 2018-3	3.270%	3/15/24	430	444
3	CarMax Auto Owner Trust 2018-4	3.360%	9/15/23	650	665
3	CarMax Auto Owner Trust 2018-4	3.480%	2/15/24	240	251
3	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	210	219
3	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	140	146
3	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	200	209
3	CarMax Auto Owner Trust 2019-3	2.180%	8/15/24	1,500	1,506
3	CarMax Auto Owner Trust 2019-3	2.300%	4/15/25	270	272
3	CarMax Auto Owner Trust 2019-3	2.500%	4/15/25	350	353
3	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	95	97
3	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	40	41
3	CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	710	768
3	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	380	409
3	CD 2017-CD5 Commercial Mortgage Trust	3.431%	8/15/50	465	499
3	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	165	177
3	CD 2019-CD8 Commercial Mortgage Trust	2.912%	8/15/57	300	312

3	CenterPoint Energy Transition Bond Co. IV
	LLC 2012-1	2.161%	10/15/21	241	240
3,7 CFCRE Commercial Mortgage Trust 2011-C2		5.939%	12/15/47	390	413
3	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	502	529
3,7 Chesapeake Funding II LLC 2018-1		3.040%	4/15/30	628	634
3,7 Chesapeake Funding II LLC 2019-1		2.940%	4/15/31	1,277	1,293
3	CHL Mortgage Pass-Through Trust 2006-
	HYB1	4.024%	3/20/36	139	126
3	CHL Mortgage Pass-Through Trust 2007-
	HYB2	3.870%	2/25/47	155	132
3,7 Chrysler Capital Auto Receivables Trust 2015-
	BA	3.260%	4/15/21	53	53
3,7 Chrysler Capital Auto Receivables Trust 2015-
	BA	4.170%	1/16/23	375	376
3,7 Chrysler Capital Auto Receivables Trust 2016-
	AA	2.880%	6/15/22	1	1
3,7 Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	630	635
3,7 Chrysler Capital Auto Receivables Trust 2016-
	BA	1.640%	7/15/21	8	8
3	Citibank Credit Card Issuance Trust 2018-A1	2.490%	1/20/23	2,365	2,382
3,7 Citigroup Commercial Mortgage Trust 2012-
	GC8	3.683%	9/10/45	52	54
3	Citigroup Commercial Mortgage Trust 2013-
	GC11	3.093%	4/10/46	156	161
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	3.942%	9/10/46	162	168
3	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	90	97
3	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	550	590
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	89	94
3	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.855%	5/10/47	1,165	1,245
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	570	607
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.863%	7/10/47	310	329
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	130	135
3	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.587%	7/10/47	153	162
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	1,400	1,471
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	1,233	1,315
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	170	181
3	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.677%	10/10/47	20	21
3	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	770	804
3	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	1,295	1,397
3	Citigroup Commercial Mortgage Trust 2015-
	GC33	3.778%	9/10/58	1,340	1,450

3	Citigroup Commercial Mortgage Trust 2015-
	GC33	4.721%	9/10/58	100	106
3	Citigroup Commercial Mortgage Trust 2016-
	C1	3.209%	5/10/49	1,135	1,198
3	Citigroup Commercial Mortgage Trust 2016-
	P4	2.902%	7/10/49	120	124
3	Citigroup Commercial Mortgage Trust 2017-
	C4	3.471%	10/12/50	485	521
3	Citigroup Commercial Mortgage Trust 2017-
	P8	3.465%	9/15/50	1,020	1,095
3	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	240	260
3	Citigroup Commercial Mortgage Trust 2017-
	P8	4.412%	9/15/50	240	254
3	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	10	11
3	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	650	731
3	Citigroup Commercial Mortgage Trust 2018-
	C6	4.412%	11/10/51	800	923
3	Citigroup Mortgage Loan Trust 2007-AR8	4.511%	7/25/37	101	97
3,7 CLI Funding V LLC 2013-1A		2.830%	3/18/28	218	218
3	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	75	77
3	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	100	103
3	COMM 2012-CCRE3 Mortgage Trust	2.822%	10/15/45	499	506
3,7 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	260	266
3	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	262	267
3	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	40	40
3	COMM 2012-CCRE5 Mortgage Trust	2.771%	12/10/45	70	71
3	COMM 2013-CCRE10 Mortgage Trust	3.795%	8/10/46	200	206
3	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	270	287
3	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	1,047	1,124
3	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	293	303
3	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	180	189
3	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	1,000	1,066
3	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	1,076	1,159
3	COMM 2013-CCRE13 Mortgage Trust	5.053%	11/10/46	110	120
3	COMM 2013-CCRE13 Mortgage Trust	5.053%	11/10/46	1,300	1,390
3,7 COMM 2013-CCRE6 Mortgage Trust		3.147%	3/10/46	250	255
3,7 COMM 2013-CCRE6 Mortgage Trust		3.397%	3/10/46	70	72
3	COMM 2013-CCRE8 Mortgage Trust	3.334%	6/10/46	45	46
3	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	1,205	1,264
3	COMM 2013-CCRE9 Mortgage Trust	4.373%	7/10/45	324	347
3,7 COMM 2013-CCRE9 Mortgage Trust		4.397%	7/10/45	250	264
3,7 COMM 2013-CCRE9 Mortgage Trust		4.397%	7/10/45	280	278
3,7 COMM 2013-LC13 Mortgage Trust		3.774%	8/10/46	204	210
3	COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	315	338
3,7 COMM 2013-LC13 Mortgage Trust		4.557%	8/10/46	435	471
3	COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	100	102
3,7 COMM 2013-SFS Mortgage Trust		3.086%	4/12/35	110	113
3,7 COMM 2014-277P Mortgage Trust		3.732%	8/10/49	980	1,044
3	COMM 2014-CCRE14 Mortgage Trust	3.955%	2/10/47	50	53
3	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	470	507
3	COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	89	89
3	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	500	539
3	COMM 2014-CCRE15 Mortgage Trust	4.426%	2/10/47	250	268
3	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	40	42
3	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	1,130	1,213

3	COMM 2014-CCRE17 Mortgage Trust	4.174%	5/10/47	650	695
3	COMM 2014-CCRE17 Mortgage Trust	4.948%	5/10/47	200	212
3	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	220	229
3	COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	729	779
3	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	30	31
3	COMM 2014-CCRE20 Mortgage Trust	3.590%	11/10/47	926	985
3	COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	1,032	1,091
3	COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	465	501
3	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	825	867
3	COMM 2015-CCRE24 Mortgage Trust	3.696%	8/10/48	240	257
3	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	970	1,045
3	COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	753	806
3	COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	405	433
3	COMM 2015-CCRE27 Mortgage Trust	4.620%	10/10/48	825	882
3	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	195	204
3,7	Core Industrial Trust 2015-TEXW	3.077%	2/10/34	1,032	1,055
3	CSAIL 2015-C2 Commercial Mortgage Trust	3.504%	6/15/57	1,000	1,060
3	CSAIL 2015-C3 Commercial Mortgage Trust	3.718%	8/15/48	414	444
3	CSAIL 2015-C3 Commercial Mortgage Trust	4.500%	8/15/48	240	236
3	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	968	1,047
3	CSAIL 2016-C5 Commercial Mortgage Trust	4.687%	11/15/48	220	236
3	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	1,470	1,569
3	CSAIL 2017-C8 Commercial Mortgage Trust	3.392%	6/15/50	525	559
3	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	520	589
3	CSAIL 2019-C15 Commercial Mortgage
	Trust	4.053%	3/15/52	400	449
3,7	Daimler Trucks Retail Trust 2018-1	3.030%	11/15/24	530	535
3,7	Daimler Trucks Retail Trust 2019-1	2.790%	5/15/25	420	427
3	DBGS Mortgage Trust 2018-C1	4.466%	10/15/51	1,010	1,167
3	DBJPM 16-C1 Mortgage Trust	3.502%	5/10/49	60	60
3	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	730	778
3,5,7DELAM 2018-1, 1M USD LIBOR + 0.700%		2.757%	11/19/25	500	500
3,7	Dell Equipment Finance Trust 2019-1	2.830%	3/22/24	1,110	1,126
3	Discover Card Execution Note Trust 2019-A1	3.040%	7/15/24	1,000	1,027
3,7	DLL Securitization Trust Series 2018-A3	3.460%	1/20/22	1,240	1,255
3,7	DLL Securitization Trust Series 2018-A4	3.590%	6/20/24	300	308
3,7	DLL Securitization Trust Series 2019-DA1	2.890%	4/20/23	1,000	1,011
3,7	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	730	744
3,7	DLL Securitization Trust Series 2019-MA2	2.340%	9/20/23	1,030	1,031
3,7	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	603	611
3,7	Drive Auto Receivables Trust 2015-BA	3.840%	7/15/21	42	42
3,7	Drive Auto Receivables Trust 2015-CA	4.200%	9/15/21	78	78
3,7	Drive Auto Receivables Trust 2015-DA	4.590%	1/17/23	528	533
3,7	Drive Auto Receivables Trust 2016-BA	4.530%	8/15/23	401	406
3,7	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	540	549
3	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	60	61
3	Drive Auto Receivables Trust 2017-3	2.800%	7/15/22	109	109
3	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	224	224
3	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	880	886
3	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	620	635
3	Drive Auto Receivables Trust 2018-3	3.370%	9/15/22	926	928
3	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	1,000	1,010
3	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	530	544
3	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	500	507
3	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	493
3	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	660	685
3	Drive Auto Receivables Trust 2019-2	3.040%	3/15/23	520	524

3	Drive Auto Receivables Trust 2019-2	3.690%	8/17/26	500	516
3,5,7	Edsouth Indenture No. 9 LLC 2015-1, 1M
	USD LIBOR + 0.800%	2.818%	10/25/56	355	352
3,7	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	265	274
3,7	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	598	620
3,7	Enterprise Fleet Financing LLC Series
	2018-3	3.380%	5/20/24	545	552
3,7	Enterprise Fleet Financing LLC Series
	2019-1	2.980%	10/22/24	300	303
3,7	Enterprise Fleet Financing LLC Series
	2019-1	3.070%	10/22/24	430	442
3,4,5	Fannie Mae Connecticut Avenue
	Securities 2016-C04, 1M USD LIBOR +
	1.450%	3.468%	1/25/29	20	20
3,4,5,7	Fannie Mae Connecticut Avenue
	Securities 2019-R03, 1M USD LIBOR +
	0.750%	2.768%	9/25/31	533	534
3,4,5,7	Fannie Mae Connecticut Avenue
	Securities 2019-R04, 1M USD LIBOR +
	0.750%	2.768%	6/25/39	721	722
3,4,5,7	Fannie Mae Connecticut Avenue
	Securities 2019-R05, 1M USD LIBOR +
	0.750%	2.768%	7/25/39	1,790	1,792
3,4	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	489	508
3	First Horizon Mortgage Pass-Through
	Trust 2006-AR3	3.608%	11/25/36	81	70
3	First Horizon Mortgage Pass-Through
	Trust 2006-AR4	4.711%	1/25/37	170	144
3,5	First National Master Note Trust 2017-2,
	1M USD LIBOR + 0.440%	2.468%	10/16/23	450	450
3,7	Flagship Credit Auto Trust 2018-1	3.410%	5/15/23	221	223
3	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	190	192
3	Ford Credit Auto Lease Trust 2018-A	3.170%	9/15/21	350	353
3	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	1,110	1,120
3	Ford Credit Auto Lease Trust 2019-A	2.900%	5/15/22	1,240	1,254
3	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	780	791
3,7	Ford Credit Auto Owner Trust 2014-REV2	2.510%	4/15/26	140	140
3,7	Ford Credit Auto Owner Trust 2015-REV2	2.440%	1/15/27	1,500	1,504
3	Ford Credit Auto Owner Trust 2016-B	1.850%	9/15/21	170	170
3,7	Ford Credit Auto Owner Trust 2016-REV1	2.310%	8/15/27	660	662
3,7	Ford Credit Auto Owner Trust 2016-REV2	2.030%	12/15/27	1,120	1,119
3,7	Ford Credit Auto Owner Trust 2017-1	2.620%	8/15/28	650	658
3,7	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	990	995
3,7	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	180	182
3,7	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	370	373
3,7	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	240	250
3	Ford Credit Auto Owner Trust 2018-A	3.030%	11/15/22	1,150	1,162
3	Ford Credit Auto Owner Trust 2018-B	3.380%	3/15/24	450	464
3,7	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	2,580	2,670
3,7	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	810	836
3,7	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	890	931
3,7	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	530	549
3,7	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	870	919
3	Ford Credit Auto Owner Trust 2019-A	2.850%	8/15/24	900	923
3	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	350	360
3	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	370	380

3	Ford Credit Floorplan Master Owner Trust
	A Series 2015-5	2.390%	8/15/22	600	601
3	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	1,560	1,560
3	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	2,390	2,423
3	Ford Credit Floorplan Master Owner Trust
	A Series 2018-3	3.520%	10/15/23	1,830	1,880
3	Ford Credit Floorplan Master Owner Trust
	A Series 2019-1	2.840%	3/15/24	1,500	1,527
3	Ford Credit Floorplan Master Owner Trust
	A Series 2019-2	3.250%	4/15/26	260	269
3,4,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI1	3.740%	2/25/48	281	282
3,4,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI2	3.817%	5/25/48	247	249
3,4,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI3	4.160%	8/25/48	150	151
3,4,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes 2018-SPI4	4.459%	11/25/48	147	148
3,4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR +
	0.700%	2.718%	4/25/49	465	465
3,4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR +
	0.730%	2.748%	7/25/49	358	359
3,4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR +
	0.750%	2.807%	9/25/49	300	300
3,4,5,7	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR +
	0.800%	2.818%	3/25/49	67	68
3,4,5	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR +
	2.000%	4.018%	12/25/28	82	82
3,4,5	Freddie Mac Structured Agency Credit
	Risk Debt Notes, 1M USD LIBOR +
	2.200%	4.218%	10/25/28	8	8
3	GM Financial Automobile Leasing Trust
	2017-3	2.400%	9/20/21	210	210
3	GM Financial Automobile Leasing Trust
	2017-3	2.730%	9/20/21	130	130
3	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	880	884
3	GM Financial Automobile Leasing Trust
	2018-3	3.180%	6/21/21	790	796
3	GM Financial Automobile Leasing Trust
	2019-3	2.030%	6/20/22	1,050	1,049
3,7	GM Financial Consumer Automobile
	2017-3	2.130%	3/16/23	390	391
3,7	GM Financial Consumer Automobile
	2017-3	2.330%	3/16/23	70	70
3	GM Financial Consumer Automobile
	2018-3	3.160%	1/16/24	250	258
3	GM Financial Consumer Automobile
	2018-4	3.320%	6/17/24	250	260
3	GM Financial Consumer Automobile
	2019-1	3.110%	7/16/24	380	393

3	GM Financial Consumer Automobile 2019-
	2	2.710%	8/16/24	490	502
3	GM Financial Consumer Automobile 2019-
	3	2.180%	4/16/24	1,070	1,076
3	GMACM Mortgage Loan Trust 2005-AR6	4.036%	11/19/35	36	34
3,7	GMF Floorplan Owner Revolving Trust
	2017-2	2.130%	7/15/22	1,430	1,430
3,7	GMF Floorplan Owner Revolving Trust
	2017-2	2.440%	7/15/22	440	440
3,7	GMF Floorplan Owner Revolving Trust
	2017-2	2.630%	7/15/22	240	240
3,7	GMF Floorplan Owner Revolving Trust
	2018-2	3.130%	3/15/23	1,530	1,551
3,7	GMF Floorplan Owner Revolving Trust
	2019-1	2.700%	4/15/24	410	416
3,7	Golden Credit Card Trust 2018-1A	2.620%	1/15/23	4,100	4,127
3,7	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	2,720	2,861
3,5,7	Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	2.582%	8/25/60	389	389
3,7	GRACE Mortgage Trust 2014-A	3.369%	6/10/28	500	507
3,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2018-1	2.830%	6/17/24	170	172
3,7	GreatAmerica Leasing Receivables
	Funding LLC Series 2019-1	3.210%	2/18/25	210	216
3,7	GS Mortgage Securities Corporation Trust
	2012-ALOHA	3.551%	4/10/34	790	813
3,7	GS Mortgage Securities Trust 2010-C2	5.353%	12/10/43	100	103
3,7	GS Mortgage Securities Trust 2011-GC3	5.825%	3/10/44	70	73
3,7	GS Mortgage Securities Trust 2012-BWTR	2.954%	11/5/34	860	879
3,7	GS Mortgage Securities Trust 2012-GC6	4.948%	1/10/45	25	26
3	GS Mortgage Securities Trust 2012-GCJ7	5.875%	5/10/45	210	221
3	GS Mortgage Securities Trust 2013-GC13	4.186%	7/10/46	543	581
3,7	GS Mortgage Securities Trust 2013-GC13	4.219%	7/10/46	140	146
3	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	306	316
3	GS Mortgage Securities Trust 2013-GCJ12	3.777%	6/10/46	200	207
3	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	156	161
3	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	705	745
3	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	1,015	1,089
3	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	942	1,009
3	GS Mortgage Securities Trust 2014-GC20	4.258%	4/10/47	20	21
3	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	1,107	1,190
3	GS Mortgage Securities Trust 2014-GC24	4.162%	9/10/47	380	406
3	GS Mortgage Securities Trust 2014-GC24	4.646%	9/10/47	270	284
3	GS Mortgage Securities Trust 2014-GC24	4.667%	9/10/47	410	383
3	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	500	527
3	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	1,030	1,099
3	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	930	969
3	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	675	713
3	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	300	318
3	GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	99	107
3	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	888	948
3	GS Mortgage Securities Trust 2015-GC34	4.807%	10/10/48	310	331
3	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	530	548
3	GS Mortgage Securities Trust 2018-GS10	4.155%	7/10/51	280	316
3	GS Mortgage Securities Trust 2018-GS9	3.992%	3/10/51	10	11
3	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	110	117
3	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	400	421
7	GTP Acquisition Partners I LLC	2.350%	6/15/20	40	40

3,7	Hardee's Funding HNGRY 2018-1	4.959%	6/20/48	50	51
3,7	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	832	877
3,7	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	468	412
3	Harley-Davidson Motorcycle Trust 2019-A	2.340%	2/15/24	1,230	1,237
3	Harley-Davidson Motorcycle Trust 2019-A	2.390%	11/15/26	270	272
3,7	Hertz Fleet Lease Funding LP 2018-1	3.230%	5/10/32	989	997
3,7	Hertz Vehicle Financing II LP 2015-3A	2.670%	9/25/21	200	201
3,7	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	385	388
3,7	Hertz Vehicle Financing II LP 2018-1A	3.600%	2/25/24	320	328
3,7	Hilton USA Trust 2016-HHV	3.719%	11/5/38	80	86
3,5,7	Holmes Master Issuer plc 2018-1, 3M USD
	LIBOR + 0.360%	2.663%	10/15/54	733	732
3,5,7	Holmes Master Issuer plc 2018-2A, 3M
	USD LIBOR + 0.420%	2.723%	10/15/54	644	643
3	Honda Auto Receivables 2017-4 Owner
	Trust	2.210%	3/21/24	260	261
3	Honda Auto Receivables 2018-2 Owner
	Trust	3.010%	5/18/22	430	434
3	Honda Auto Receivables 2018-3 Owner
	Trust	2.950%	8/22/22	560	567
3	Honda Auto Receivables 2018-3 Owner
	Trust	3.070%	11/21/24	210	215
3	Honda Auto Receivables 2018-4 Owner
	Trust	2.520%	6/21/23	3,060	3,094
3	Honda Auto Receivables 2018-4 Owner
	Trust	2.540%	3/21/25	620	631
3	Honda Auto Receivables 2018-4 Owner
	Trust	3.300%	7/15/25	200	207
3	Honda Auto Receivables 2019-1 Owner
	Trust	2.900%	6/18/24	230	236
3	Honda Auto Receivables 2019-3 Owner
	Trust	1.850%	8/15/25	500	498
3,7	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	3,030	3,140
3,7	HPEFS Equipment Trust 2019-1	2.190%	9/20/29	400	400
3,7	HPEFS Equipment Trust 2019-1	2.210%	9/20/29	100	100
3,7	HPEFS Equipment Trust 2019-1	2.320%	9/20/29	100	100
3,7	HPEFS Equipment Trust 2019-1	2.490%	9/20/29	100	100
3,7	HPEFS Equipment Trust 2019-1	2.720%	9/20/29	100	101
3,7	Hudson Yards 2019-30HY	3.228%	7/10/39	330	353
3,7	Hudsons Bay Simon JV Trust 2015-HB7	3.914%	8/5/34	500	513
3,7	Hyundai Auto Lease Securitization Trust
	2017-C	2.460%	7/15/22	160	160
3,7	Hyundai Auto Lease Securitization Trust
	2018-A	2.810%	4/15/21	970	973
3,7	Hyundai Auto Lease Securitization Trust
	2018-A	2.890%	3/15/22	430	433
3,7	Hyundai Auto Lease Securitization Trust
	2019-A	2.980%	7/15/22	860	870
3,7	Hyundai Auto Lease Securitization Trust
	2019-A	3.050%	12/15/22	140	143
3,7	Hyundai Auto Lease Securitization Trust
	2019-B	2.040%	8/15/22	1,220	1,218
3	Hyundai Auto Receivables Trust 2015-C	2.150%	11/15/21	68	68
3	Hyundai Auto Receivables Trust 2015-C	2.550%	11/15/21	210	210
3	Hyundai Auto Receivables Trust 2019-A	2.710%	5/15/25	350	358
3	Hyundai Auto Receivables Trust 2019-A	2.940%	5/15/25	190	195
3,7	Hyundai Floorplan Master Owner Trust
	Series 2019-1A	2.680%	4/15/24	510	518

3,5,7Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 0.850%	2.875%	12/17/36	688	685
3,5,7Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 1.150%	3.175%	12/17/36	250	249
3,5,7Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.700%	2.725%	3/17/37	1,046	1,030
3,5,7Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.950%	2.975%	3/17/37	260	257
3,7	Irvine Core Office Trust 2013-IRV	3.279%	5/15/48	358	371
3	John Deere Owner Trust 2018-B	3.230%	6/16/25	340	350
3	John Deere Owner Trust 2018-B	3.000%	1/15/26	180	185
3	John Deere Owner Trust 2019-B	2.320%	5/15/26	350	353
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C1	4.608%	6/15/43	19	19
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	4.070%	11/15/43	59	59
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.786%	11/15/43	150	153
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2010-C2	5.786%	11/15/43	170	175
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	567	582
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.554%	8/15/46	100	105
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	70	72
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C6	3.507%	5/15/45	303	313
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	2.829%	10/15/45	345	352
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	100	103
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-CIBX	4.271%	6/15/45	650	680
3,7	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-HSBC	3.093%	7/5/32	142	146
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-LC9	2.840%	12/15/47	950	967
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	3.994%	1/15/46	324	343
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.201%	1/15/46	170	178
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.674%	12/15/46	223	230
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	60	64
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.166%	12/15/46	410	440
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	4.517%	12/15/46	400	433
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.130%	12/15/46	550	602
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	5.195%	12/15/46	270	292
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	694	712
3	JP Morgan Chase Commercial Mortgage
	Securities Trust 2014-C20	3.461%	7/15/47	730	751

3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	1,130	1,170
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	290	315
3 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.490%	7/15/50	310	334
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	439	461
3 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.176%	7/15/45	180	190
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	276	285
3 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	300	321
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	79	82
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	800	857
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.927%	11/15/45	430	468
3 JPMBB Commercial Mortgage Securities
Trust 2013-C15	5.372%	11/15/45	340	370
3 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	497	536
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	950	1,022
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	300	323
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.973%	2/15/47	300	325
3 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.973%	2/15/47	150	160
3 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.997%	4/15/47	70	75
3 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.639%	11/15/47	1,162	1,238
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.231%	1/15/48	590	614
3 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	1,030	1,092
3 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	350	366
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.551%	7/15/48	580	619
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	1,290	1,398
3 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	385	420
3 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	590	639
3 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	263	282
3 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	513	556
3 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	800	872
3 JPMCC Commercial Mortgage Securities
Trust 2017-JP7	3.454%	9/15/50	350	376

3	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	220	231
3	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	260	279
3	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	10	11
3,5,7Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	2.570%	12/22/69	512	511
3,5,7Lanark Master Issuer plc 2018-2A, 1M USD
	LIBOR + 0.420%	2.570%	12/22/69	350	350
3,7	Laurel Road Prime Student Loan Trust 2018-
	B	3.540%	5/26/43	890	927
3,7	LCCM Mortgage Trust 2014-A	3.388%	5/15/31	450	457
	Louisiana Local Government Environmental
	Facilities & Community Development
	Authority Revenue 2010-ELL	3.450%	2/1/22	26	26
3,7	Madison Avenue Trust 2013-650M	3.843%	10/12/32	295	297
3	MASTR Adjustable Rate Mortgages Trust
	2004-3	4.513%	4/25/34	9	9
3	Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	330	330
3	Mercedes-Benz Auto Receivables Trust
	2018-1	3.150%	10/15/24	340	350
3	Mercedes-Benz Auto Receivables Trust
	2019-1	2.040%	1/15/26	590	591
3,7	Mercedes-Benz Master Owner Trust 2019-B	2.610%	5/15/24	1,710	1,737
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A2	3.531%	2/25/33	13	13
3	Merrill Lynch Mortgage Investors Trust MLMI
	Series 2003-A4	4.977%	7/25/33	8	8
3,7	MMAF Equipment Finance LLC 2015-AA	2.490%	2/19/36	740	744
3,7	MMAF Equipment Finance LLC 2018-A	3.390%	1/10/25	200	206
3,7	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	110	115
3,7	MMAF Equipment Finance LLC 2019-A	3.080%	11/12/41	220	227
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.176%	8/15/45	506	518
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	50	52
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C6	2.858%	11/15/45	120	122
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	683	728
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	70	72
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	3.960%	8/15/46	259	273
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C11	4.299%	8/15/46	580	619
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	3.824%	10/15/46	146	151
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	80	86
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C13	4.039%	11/15/46	200	214
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	2.918%	2/15/46	130	133
3	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C7	3.214%	2/15/46	60	61

3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2013-C9	3.102%	5/15/46	595	611
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.064%	2/15/47	450	482
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C14	4.384%	2/15/47	450	487
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	3.773%	4/15/47	769	814
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	4.051%	4/15/47	615	660
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C15	5.074%	4/15/47	50	54
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	3.892%	6/15/47	975	1,042
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.094%	6/15/47	230	245
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.496%	6/15/47	660	706
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C16	4.929%	6/15/47	300	318
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	3.741%	8/15/47	620	659
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C17	4.011%	8/15/47	160	170
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C18	3.923%	10/15/47	490	526
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.326%	12/15/47	450	464
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2014-C19	3.526%	12/15/47	440	467
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.069%	2/15/48	560	575
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C20	3.249%	2/15/48	780	817
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.451%	7/15/50	90	95
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C23	3.719%	7/15/50	822	883
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.479%	5/15/48	420	446
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C24	3.732%	5/15/48	1,350	1,451
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2015-C25	3.635%	10/15/48	1,338	1,436
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	3.325%	5/15/49	2,240	2,367
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C29	4.908%	5/15/49	40	43
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2016-C32	3.720%	12/15/49	2,841	3,090
3	Morgan Stanley Bank of America Merrill Lynch
	Trust 2017-C34	3.536%	11/15/52	490	528
3	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	380	388
3	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	60	62
3,7 Morgan Stanley Capital I Trust 2012-STAR		3.201%	8/5/34	411	423
3,7 Morgan Stanley Capital I Trust 2014-150E		3.912%	9/9/32	675	726
3,7 Morgan Stanley Capital I Trust 2014-CPT		3.350%	7/13/29	600	611
3,7 Morgan Stanley Capital I Trust 2015-420		3.727%	10/12/50	699	739

3	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	874	943
3	Morgan Stanley Capital I Trust 2015-UBS8	4.739%	12/15/48	350	372
3	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	418
3	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	1,043	1,066
3	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	940	1,006
3	Morgan Stanley Capital I Trust 2017-HR2	3.509%	12/15/50	140	149
3	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	195	211
3	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	440	491
3	Morgan Stanley Mortgage Loan Trust 2006-
	8AR	4.365%	6/25/36	79	79
3,5,7Motor plc 2017-1A, 1M USD LIBOR +
	0.530%	2.548%	9/25/24	473	473
3,7	MSBAM Commercial Mortgage Securities
	Trust 2012-CKSV	3.277%	10/15/30	885	896
3,5,7Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	2.868%	6/25/65	94	95
3,5,7Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	2.768%	3/25/66	490	492
3,7	Navient Student Loan Trust 2017-A	2.880%	12/16/58	440	446
3,7	Navient Student Loan Trust 2018-BA	3.430%	12/15/59	2,267	2,301
3,7	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	560	579
3,7	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	2,230	2,383
3,7	Navient Student Loan Trust 2018-CA	3.010%	6/16/42	163	164
3,7	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	1,480	1,540
3,7	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	1,360	1,414
3,7	Navient Student Loan Trust 2019-B	3.390%	12/15/59	560	584
3,5	New Mexico Educational Assistance
	Foundation 2013-1, 1M USD LIBOR +
	0.700%	2.800%	1/2/25	206	205
3	Nissan Auto Lease Trust 2018-B	3.350%	9/15/23	380	386
3	Nissan Auto Lease Trust 2019-A	2.760%	3/15/22	730	738
3	Nissan Auto Lease Trust 2019-A	2.780%	7/15/24	360	366
3	Nissan Auto Receivables 2017-C Owner
	Trust	2.120%	4/18/22	960	960
3	Nissan Auto Receivables 2017-C Owner
	Trust	2.280%	2/15/24	540	543
3	Nissan Auto Receivables 2018-B Owner
	Trust	3.160%	12/16/24	340	350
3	Nissan Auto Receivables 2019-A Owner
	Trust	3.000%	9/15/25	280	290
3	Nissan Auto Receivables 2019-B Owner
	Trust	2.500%	11/15/23	3,150	3,189
3	Nissan Auto Receivables 2019-B Owner
	Trust	2.540%	12/15/25	610	624
3,7	OBP Depositor LLC Trust 2010-OBP	4.646%	7/15/45	225	228
3,7	One Bryant Park 2019-OBP A	2.516%	9/13/49	530	535
3,7	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	200	201
3,5,7Pepper Residential Securities Trust 2017-A,
	1M USD LIBOR + 1.100%	3.149%	3/10/58	39	39
3,5,7Pepper Residential Securities Trust 2018-A,
	1M USD LIBOR + 0.950%	2.989%	3/12/47	15	15
3,5,7Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	2.908%	1/16/60	858	858
3,5,7Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 0.350%	3.044%	6/20/60	408	410
3,5,7Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	2.991%	8/18/60	304	304

3,5,7Permanent Master Issuer plc 2018-1A, 3M
	USD LIBOR + 0.380%	2.683%	7/15/58	410	411
3,7	PFS Financing Corp. 2017-B	2.220%	7/15/22	530	530
3,5,7PFS Financing Corp. 2017-C, 1M USD
	LIBOR + 0.470%	2.498%	10/15/21	820	820
3,7	PFS Financing Corp. 2017-D	2.400%	10/17/22	850	852
3,7	PFS Financing Corp. 2018-D	3.190%	4/17/23	370	376
3,5,7PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	2.968%	11/25/65	569	570
3,7	Progress Residential 2015-SFR3 Trust	3.067%	11/12/32	612	612
3,7	Progress Residential 2015-SFR3 Trust	3.733%	11/12/32	230	231
3,7	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	390	389
3,7	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	100
3,7	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	559	562
3,7	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	100
3,7	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	999	1,035
3	Public Service New Hampshire Funding LLC
	2018-1	3.094%	2/1/26	187	191
3,5,7Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	2.849%	11/10/49	655	654
3,5,7Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	2.917%	12/5/59	977	976
3,5,7Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	2.899%	4/10/50	112	112
3	RFMSI Series 2006-SA2 Trust	5.133%	8/25/36	231	193
3	RFMSI Series 2006-SA3 Trust	5.197%	9/25/36	77	67
3	Santander Drive Auto Receivables Trust
	2015-3	3.490%	5/17/21	236	237
3	Santander Drive Auto Receivables Trust
	2016-2	3.390%	4/15/22	100	101
3	Santander Drive Auto Receivables Trust
	2016-3	2.460%	3/15/22	226	226
3	Santander Drive Auto Receivables Trust
	2017-3	2.760%	12/15/22	150	150
3	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	920	925
3	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	400	405
3	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	840	843
3	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	1,390	1,431
3	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	780	804
3	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	1,250	1,291
3,7	Santander Retail Auto Lease Trust 2017-A	2.680%	1/20/22	140	140
3,7	Santander Retail Auto Lease Trust 2018-A	2.930%	5/20/21	890	894
3,7	Santander Retail Auto Lease Trust 2018-A	3.060%	4/20/22	310	313
3,7	Santander Retail Auto Lease Trust 2018-A	3.200%	4/20/22	270	272
3,7	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	620	626
3,7	Santander Retail Auto Lease Trust 2019-A	2.770%	6/20/22	1,860	1,888
3,7	SBA Tower Trust	3.156%	10/8/20	270	271
3,7	Securitized Term Auto Receivables Trust
	2017-2A	2.289%	3/25/22	270	269
3,7	Securitized Term Auto Receivables Trust
	2018-1A	3.298%	11/25/22	160	163

3,7	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	230	237
3,7	SLM Private Education Loan Trust 2011-C	4.540%	10/17/44	61	61
3,7	SLM Private Education Loan Trust 2013-B	1.850%	6/17/30	5	5
3,7	SLM Private Education Loan Trust 2013-B	3.000%	5/16/44	300	300
3,7	SLM Private Education Loan Trust 2013-C	3.500%	6/15/44	128	128
3,7	SLM Private Education Loan Trust 2014-A	3.500%	11/15/44	100	102
3	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	110	110
3,7	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	222	225
3,5,7SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.500%	3.477%	2/17/32	205	209
3,5,7SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	3.128%	9/15/34	224	226
3,5,7SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	2.927%	9/15/34	248	249
3,7	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	475	481
3,7	SMB Private Education Loan Trust 2018-A	3.500%	2/15/36	1,450	1,521
3,7	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	770	796
3,7	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	1,010	1,051
3,7	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	142	144
3,7	SoFi Professional Loan Program 2016-C
	LLC	2.360%	12/27/32	175	175
3,7	SoFi Professional Loan Program 2016-D
	LLC	2.340%	4/25/33	120	120
3,5,7SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	2.968%	1/25/39	44	44
3,7	SoFi Professional Loan Program 2017-A LLC	2.400%	3/26/40	48	48
3,7	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	330	334
3,5,7SoFi Professional Loan Program 2017-C
	LLC, 1M USD LIBOR + 0.600%	2.618%	7/25/40	27	27
3,7	SoFi Professional Loan Program 2017-D
	LLC	2.650%	9/25/40	200	202
3,7	SoFi Professional Loan Program 2017-E LLC	1.860%	11/26/40	331	330
3,7	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	250	253
3,7	SoFi Professional Loan Program 2017-F LLC	2.050%	1/25/41	250	249
3,7	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	310	314
3,7	SoFi Professional Loan Program 2018-A LLC	2.390%	2/25/42	403	404
3,7	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	390	397
3,7	SoFi Professional Loan Program 2018-B LLC	3.340%	8/25/47	780	802
3,7	SoFi Professional Loan Program 2018-C
	LLC	3.590%	1/25/48	1,600	1,667
3,7	SoFi Professional Loan Program 2018-D
	LLC	3.600%	2/25/48	1,150	1,212
3,7	SoFi Professional Loan Program 2019-B LLC	3.090%	8/17/48	520	536
3,7	Stack Infrastructure Issuer LLC 19-1A	4.540%	2/25/44	432	453
3	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	980	1,005
3	Synchrony Card Issuance Trust 2019-2A	2.340%	6/15/25	970	978
3	Synchrony Credit Card Master Note Trust
	2015-4	2.380%	9/15/23	1,140	1,144
3	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	280	281
3	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	910	926
3	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	290	295
3	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	380	386
3,7	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	205	208

3,7	Taco Bell Funding LLC 2016-1A	4.970%	5/25/46	283	302
3,7	Taco Bell Funding LLC 2018-1	4.940%	11/25/48	347	380
3,7	Tesla Auto Lease Trust 2018-A	2.320%	12/20/19	35	35
3,7	Tesla Auto Lease Trust 2018-B	3.710%	8/20/21	3,079	3,130
3,7	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	360	369
3,7	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	230	235
3,7	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	358	364
3,7	Tidewater Auto Receivables Trust 2018-AA	3.120%	7/15/22	200	201
3,7	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	130	131
3,7	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	140	143
3,7	Tidewater Auto Receivables Trust 2018-AA	4.300%	11/15/24	100	103
3,7	TMSQ 2014-1500 Mortgage Trust	3.680%	10/10/36	640	680
3	Toyota Auto Receivables 2017-D Owner
	Trust	2.120%	2/15/23	70	70
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.350%	5/16/22	2,100	2,105
3	Toyota Auto Receivables 2018-A Owner
	Trust	2.520%	5/15/23	190	192
3	Toyota Auto Receivables 2018-B Owner
	Trust	3.110%	11/15/23	360	369
3	Toyota Auto Receivables 2018-C Owner
	Trust	3.020%	12/15/22	840	852
3	Toyota Auto Receivables 2018-C Owner
	Trust	3.130%	2/15/24	360	371
3	Toyota Auto Receivables 2019-A Owner
	Trust	3.000%	5/15/24	190	196
3	Toyota Auto Receivables 2019-C Owner
	Trust	1.910%	9/15/23	1,540	1,539
3,7	Trafigura Securitisation Finance plc 2017-1A	2.470%	12/15/20	1,320	1,312
3,7	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	1,500	1,507
3,7	Trillium Credit Card Trust II 2019-2A	3.038%	1/26/24	1,550	1,569
3,7	Trinity Rail Leasing LP 2018-1A	4.620%	6/17/48	740	802
3,7	Trip Rail Master Funding LLC 2017-1A	2.709%	8/15/47	69	69
3,7	Triton Container Finance LLC 2018-A2	4.190%	6/22/43	998	1,012
3	UBS Commercial Mortgage Trust 2012-C1	4.171%	5/10/45	30	31
3	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	280	304
3	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	167	179
3,7	UBS-BAMLL Trust 2012-WRM	3.663%	6/10/30	606	624
3	UBS-Barclays Commercial Mortgage Trust
	2012-C4	2.850%	12/10/45	223	227
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.244%	4/10/46	150	155
3	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	50	52
3	USAA Auto Owner Trust 2019-1	2.160%	7/17/23	450	451
3,7	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	394	407
3,7	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	200	202
3,7	Verizon Owner Trust 2017-2A	1.920%	12/20/21	582	582
3,7	Verizon Owner Trust 2017-3	2.380%	4/20/22	430	431
3,7	Verizon Owner Trust 2017-3	2.530%	4/20/22	490	492
3,7	Verizon Owner Trust 2018-1	2.820%	9/20/22	1,850	1,863
3,7	Verizon Owner Trust 2018-1	3.050%	9/20/22	670	677
3	Verizon Owner Trust 2018-A	3.230%	4/20/23	500	510
3	Verizon Owner Trust 2019-A	2.930%	9/20/23	610	621
3,7	VNDO 2012-6AVE Mortgage Trust	2.996%	11/15/30	297	304
3,7	VNDO 2013-PENN Mortgage Trust	3.808%	12/13/29	270	274
3,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	80	81
3,7	VNDO 2013-PENN Mortgage Trust	4.079%	12/13/29	60	61

3 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	530	537
3 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	220	225
3 Volkswagen Auto Loan Enhanced Trust
2018-2	3.330%	2/20/25	220	228
3 WaMu Mortgage Pass-Through Certificates
Series 2002-AR18 Trust	4.733%	1/25/33	6	6
3 WaMu Mortgage Pass-Through Certificates
Series 2003-AR7 Trust	4.402%	8/25/33	7	7
3 WaMu Mortgage Pass-Through Certificates
Series 2003-AR9 Trust	4.319%	9/25/33	10	10
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	675	689
3 Wells Fargo Commercial Mortgage Trust
2012-LC5	3.539%	10/15/45	40	41
3 Wells Fargo Commercial Mortgage Trust
2013-LC12	3.928%	7/15/46	150	156
3 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.218%	7/15/46	768	821
3 Wells Fargo Commercial Mortgage Trust
2013-LC12	4.420%	7/15/46	110	117
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	1,100	1,174
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	200	212
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.322%	8/15/50	350	371
3 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.458%	8/15/50	220	224
3 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	870	917
3 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	675	704
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	678	704
3 Wells Fargo Commercial Mortgage Trust
2015-C27	3.451%	2/15/48	1,990	2,106
3 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	1,418	1,519
3 Wells Fargo Commercial Mortgage Trust
2015-C29	4.365%	6/15/48	270	285
3 Wells Fargo Commercial Mortgage Trust
2015-C30	3.411%	9/15/58	486	512
3 Wells Fargo Commercial Mortgage Trust
2015-C30	3.664%	9/15/58	420	451
3 Wells Fargo Commercial Mortgage Trust
2015-C30	4.067%	9/15/58	350	378
3 Wells Fargo Commercial Mortgage Trust
2015-C30	4.646%	9/15/58	270	286
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	899	974
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	275	299
3 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.695%	9/15/58	315	335
3 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	860	926

3	Wells Fargo Commercial Mortgage Trust
	2016-BNK1	2.652%	8/15/49	920	938
3	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	1,300	1,390
3	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	260	278
3	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.794%	12/15/49	240	262
3	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	520	558
3	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	120	126
3	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.418%	9/15/50	1,650	1,765
3	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	1,150	1,244
3	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	790	849
3	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	475	514
3	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	194	210
3	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.012%	3/15/51	710	790
3	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	80	87
3	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	290	327
3	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	1,160	1,298
3	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	670	744
3	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	210	230
3	Wells Fargo Commercial Mortgage Trust
	2019-C49	4.023%	3/15/52	210	237
3	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	230	248
3	Wells Fargo Commercial Mortgage Trust
	2019-C52	2.892%	8/15/52	440	457
3	Wells Fargo Mortgage Backed Securities
	2006-AR14 Trust	4.598%	10/25/36	123	118
3,7 Wendys Funding LLC 2015-1A		4.497%	6/15/45	144	151
3,7 Wendys Funding LLC 2018-1		3.573%	3/15/48	157	160
3,7 Wendys Funding LLC 2018-1		3.884%	3/15/48	236	240
3,7 WFLD 2014-MONT Mortgage Trust		3.880%	8/10/31	875	936
3,7 WFRBS Commercial Mortgage Trust 2011-C3		4.375%	3/15/44	274	282
3	WFRBS Commercial Mortgage Trust 2012-
	C10	2.875%	12/15/45	265	270
3	WFRBS Commercial Mortgage Trust 2012-C7	3.431%	6/15/45	274	282
3	WFRBS Commercial Mortgage Trust 2012-C7	4.090%	6/15/45	135	140
3	WFRBS Commercial Mortgage Trust 2012-C8	3.001%	8/15/45	102	104
3	WFRBS Commercial Mortgage Trust 2012-C9	2.870%	11/15/45	512	524
3	WFRBS Commercial Mortgage Trust 2012-C9	3.388%	11/15/45	70	72
3	WFRBS Commercial Mortgage Trust 2013-
	C13	3.345%	5/15/45	50	52
3	WFRBS Commercial Mortgage Trust 2013-
	C15	3.720%	8/15/46	393	404

3 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	355	379
3 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	350	378
3 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	71	73
3 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	230	246
3 WFRBS Commercial Mortgage Trust 2013-
C18	3.676%	12/15/46	138	142
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	665	716
3 WFRBS Commercial Mortgage Trust 2013-
C18	4.850%	12/15/46	140	153
3 WFRBS Commercial Mortgage Trust 2014-
C19	3.829%	3/15/47	780	828
3 WFRBS Commercial Mortgage Trust 2014-
C19	4.101%	3/15/47	530	571
3 WFRBS Commercial Mortgage Trust 2014-
C20	3.995%	5/15/47	965	1,037
3 WFRBS Commercial Mortgage Trust 2014-
C20	4.378%	5/15/47	280	296
3 WFRBS Commercial Mortgage Trust 2014-
C20	4.513%	5/15/47	90	92
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.410%	8/15/47	30	31
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.678%	8/15/47	985	1,047
3 WFRBS Commercial Mortgage Trust 2014-
C21	3.891%	8/15/47	170	181
3 WFRBS Commercial Mortgage Trust 2014-
C21	4.234%	8/15/47	300	313
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.650%	10/15/57	534	566
3 WFRBS Commercial Mortgage Trust 2014-
C23	3.917%	10/15/57	340	366
3 WFRBS Commercial Mortgage Trust 2014-
C24	3.607%	11/15/47	515	547
3 WFRBS Commercial Mortgage Trust 2014-
LC14	3.766%	3/15/47	60	64
3 WFRBS Commercial Mortgage Trust 2014-
LC14	4.045%	3/15/47	1,190	1,276
3 World Omni Auto Receivables Trust 2018-A	2.730%	2/15/24	410	416
3 World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	220	224
3 World Omni Auto Receivables Trust 2018-D	3.440%	12/16/24	130	136
3 World Omni Auto Receivables Trust 2019-A	3.220%	6/16/25	230	239
3 World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	170	174
3 World Omni Automobile Lease Securitization
Trust 2018-A	2.830%	7/15/21	610	613
3 World Omni Automobile Lease Securitization
Trust 2018-B	3.190%	12/15/21	690	700
3 World Omni Automobile Lease Securitization
Trust 2019-B	2.030%	11/15/22	1,250	1,245
3 World Omni Automobile Lease Securitization
Trust 2019-B	3.240%	7/15/24	150	152

3,7 World Omni Select Auto Trust A Series 2018-
	1 A3	3.460%	3/15/23	410	416
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $404,485)					416,372
Corporate Bonds (59.5%)
Finance (25.8%)
	Banking (22.5%)
7	ABN AMRO Bank NV	3.400%	8/27/21	1,600	1,631
	Ally Financial Inc.	4.125%	3/30/20	30	30
	Ally Financial Inc.	3.875%	5/21/24	290	300
	American Express Co.	2.200%	10/30/20	1,130	1,130
	American Express Co.	3.700%	11/5/21	2,050	2,118
	American Express Co.	2.750%	5/20/22	808	820
	American Express Co.	3.700%	8/3/23	3,470	3,654
	American Express Co.	2.500%	7/30/24	1,130	1,138
	American Express Credit Corp.	2.250%	5/5/21	218	219
7	ANZ New Zealand International Ltd.	2.200%	7/17/20	725	726
	Australia & New Zealand Banking Group Ltd.	2.625%	11/9/22	1,085	1,104
5,9	Australia & New Zealand Banking Group
	Ltd., 3M Australian Bank Bill Rate +
	2.700%	3.670%	5/17/26	250	173
7	Banco Santander Chile	2.500%	12/15/20	2,060	2,059
	Banco Santander SA	2.706%	6/27/24	1,600	1,618
	Bank of America Corp.	2.625%	10/19/20	1,082	1,089
	Bank of America Corp.	2.625%	4/19/21	2,700	2,725
3	Bank of America Corp.	2.369%	7/21/21	4,715	4,722
3	Bank of America Corp.	2.328%	10/1/21	4,595	4,599
3	Bank of America Corp.	2.738%	1/23/22	1,000	1,007
3,10 Bank of America Corp.		0.736%	2/7/22	450	495
3	Bank of America Corp.	3.124%	1/20/23	1,035	1,054
	Bank of America Corp.	3.004%	12/20/23	4,148	4,230
	Bank of America Corp.	4.125%	1/22/24	1,475	1,588
3	Bank of America Corp.	3.550%	3/5/24	3,189	3,315
3	Bank of America Corp.	3.864%	7/23/24	300	316
	Bank of Montreal	2.900%	3/26/22	3,570	3,635
	Bank of Montreal	3.300%	2/5/24	2,650	2,760
	Bank of New York Mellon Corp.	2.050%	5/3/21	334	334
3	Bank of New York Mellon Corp.	2.661%	5/16/23	150	152
	Bank of New York Mellon Corp.	3.450%	8/11/23	830	869
	Bank of Nova Scotia	2.228%	12/11/19	6,170	6,171
	Bank of Nova Scotia	2.500%	1/8/21	945	949
	Bank of Nova Scotia	4.375%	1/13/21	290	298
	Bank of Nova Scotia	3.400%	2/11/24	560	586
7	Banque Federative du Credit Mutuel SA	2.200%	7/20/20	675	676
7	Banque Federative du Credit Mutuel SA	2.500%	4/13/21	1,255	1,257
10	Banque Federative du Credit Mutuel SA	0.125%	8/30/21	500	548
11	Banque Federative du Credit Mutuel SA	1.375%	12/20/21	500	618
7	Banque Federative du Credit Mutuel SA	2.700%	7/20/22	2,400	2,429
7	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	1,380	1,453
11	Barclays Bank plc	10.000%	5/21/21	1,417	1,968
3	Barclays plc	4.610%	2/15/23	350	365
3	Barclays plc	3.932%	5/7/25	825	852
	BB&T Corp.	2.050%	5/10/21	539	538
	BB&T Corp.	3.950%	3/22/22	100	104
	BB&T Corp.	3.050%	6/20/22	1,420	1,453
	BB&T Corp.	3.750%	12/6/23	970	1,026
9	BPCE SA	3.500%	4/24/20	700	478

5,9 BPCE SA, 3M Australian Bank Bill Rate +
	1.300%	2.388%	4/24/20	430	292
	Branch Banking & Trust Co.	2.250%	6/1/20	1,560	1,562
	Branch Banking & Trust Co.	2.625%	1/15/22	3,540	3,572
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	855	867
3	Canadian Imperial Bank of Commerce	2.606%	7/22/23	2,430	2,445
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	2,465	2,595
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	520	536
	Capital One Financial Corp.	3.050%	3/9/22	640	652
	Capital One NA	2.250%	9/13/21	450	450
	Citibank NA	2.850%	2/12/21	6,790	6,866
	Citigroup Inc.	2.650%	10/26/20	1,700	1,710
	Citigroup Inc.	2.700%	3/30/21	325	328
	Citigroup Inc.	2.750%	4/25/22	1,610	1,634
3	Citigroup Inc.	2.876%	7/24/23	440	446
11	Citigroup Inc.	2.750%	1/24/24	270	349
3	Citigroup Inc.	4.044%	6/1/24	1,020	1,076
	Citizens Bank NA	3.250%	2/14/22	1,125	1,152
	Comerica Inc.	3.700%	7/31/23	865	908
	Commonwealth Bank of Australia	2.300%	3/12/20	510	511
	Commonwealth Bank of Australia	2.400%	11/2/20	700	703
7	Commonwealth Bank of Australia	2.750%	3/10/22	1,485	1,508
7	Commonwealth Bank of Australia	2.500%	9/18/22	1,862	1,882
7	Commonwealth Bank of Australia	3.450%	3/16/23	1,158	1,210
7	Commonwealth Bank of Australia	3.350%	6/4/24	1,000	1,049
5,9 Commonwealth Bank of Australia, 3M
	Australian Bank Bill Rate + 2.650%	3.611%	6/3/26	100	69
	Cooperatieve Rabobank UA	2.750%	1/10/23	800	815
7	Cooperatieve Rabobank UA	3.875%	9/26/23	1,750	1,855
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,434	2,617
7	Cooperatieve Rabobank UA	2.625%	7/22/24	675	684
9	Cooperatieve Rabobank UA	5.000%	7/2/25	300	207
5,9 Cooperatieve Rabobank UA, 3M Australian
	Bank Bill Rate + 2.500%	3.677%	7/2/25	400	273
10	Credit Agricole SA	2.375%	11/27/20	400	449
3,7 Credit Suisse Group AG		4.207%	6/12/24	2,000	2,103
	Credit Suisse Group Funding Guernsey Ltd.	3.125%	12/10/20	2,410	2,433
7	Danske Bank A/S	2.750%	9/17/20	572	573
10	Danske Bank A/S	0.500%	5/6/21	991	1,090
7	Danske Bank A/S	2.000%	9/8/21	800	793
3,7 Danske Bank A/S		3.001%	9/20/22	1,000	1,004
7	Danske Bank A/S	3.875%	9/12/23	1,000	1,036
	Deutsche Bank AG	3.150%	1/22/21	1,560	1,556
	Fifth Third Bancorp	3.650%	1/25/24	900	948
	Fifth Third Bank	2.200%	10/30/20	1,050	1,052
	Fifth Third Bank	2.250%	6/14/21	686	688
	Fifth Third Bank	2.875%	10/1/21	510	516
	First Republic Bank	2.500%	6/6/22	2,265	2,277
	Goldman Sachs Group Inc.	2.300%	12/13/19	4,545	4,547
	Goldman Sachs Group Inc.	2.750%	9/15/20	2,590	2,603
	Goldman Sachs Group Inc.	2.600%	12/27/20	6,705	6,712
	Goldman Sachs Group Inc.	2.875%	2/25/21	8,333	8,406
	Goldman Sachs Group Inc.	2.625%	4/25/21	2,305	2,319
10	Goldman Sachs Group Inc.	2.500%	10/18/21	450	516
	Goldman Sachs Group Inc.	2.350%	11/15/21	1,100	1,101
	Goldman Sachs Group Inc.	5.750%	1/24/22	2,828	3,036
	Goldman Sachs Group Inc.	3.000%	4/26/22	1,557	1,574
3	Goldman Sachs Group Inc.	2.876%	10/31/22	1,433	1,448

3	Goldman Sachs Group Inc.	2.908%	6/5/23	807	818
3	Goldman Sachs Group Inc.	2.905%	7/24/23	128	130
	Goldman Sachs Group Inc.	3.625%	2/20/24	1,820	1,906
	Goldman Sachs Group Inc.	4.000%	3/3/24	200	213
	Goldman Sachs Group Inc.	3.850%	7/8/24	600	635
5,9 Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.200%	2.175%	8/26/20	540	366
5,9 Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.370%	2.378%	9/8/21	520	355
	HSBC Bank USA NA	4.875%	8/24/20	728	746
	HSBC Holdings plc	2.950%	5/25/21	3,665	3,698
	HSBC Holdings plc	2.650%	1/5/22	1,735	1,747
	HSBC Holdings plc	4.000%	3/30/22	300	313
3	HSBC Holdings plc	3.262%	3/13/23	1,605	1,633
	HSBC Holdings plc	3.600%	5/25/23	920	956
3	HSBC Holdings plc	3.033%	11/22/23	3,780	3,821
3	HSBC Holdings plc	3.950%	5/18/24	1,455	1,519
3	HSBC Holdings plc	3.803%	3/11/25	3,585	3,733
	Huntington National Bank	2.375%	3/10/20	1,325	1,326
	Huntington National Bank	2.875%	8/20/20	819	824
	Huntington National Bank	2.500%	8/7/22	1,460	1,471
	Huntington National Bank	3.550%	10/6/23	1,160	1,217
7	ING Bank NV	2.700%	8/17/20	93	94
10	Intesa Sanpaolo SPA	1.125%	3/4/22	300	335
7	Intesa Sanpaolo SPA	3.250%	9/23/24	2,000	1,998
	JPMorgan Chase & Co.	2.250%	1/23/20	502	502
	JPMorgan Chase & Co.	4.250%	10/15/20	639	653
	JPMorgan Chase & Co.	2.550%	10/29/20	2,957	2,972
	JPMorgan Chase & Co.	2.550%	3/1/21	3,591	3,612
10	JPMorgan Chase & Co.	2.625%	4/23/21	445	506
	JPMorgan Chase & Co.	2.295%	8/15/21	5,045	5,054
10	JPMorgan Chase & Co.	1.375%	9/16/21	450	505
	JPMorgan Chase & Co.	4.500%	1/24/22	500	527
3	JPMorgan Chase & Co.	3.514%	6/18/22	3,475	3,551
	JPMorgan Chase & Co.	3.250%	9/23/22	1,415	1,463
	JPMorgan Chase & Co.	2.972%	1/15/23	3,391	3,452
3	JPMorgan Chase & Co.	3.207%	4/1/23	765	783
3	JPMorgan Chase & Co.	2.776%	4/25/23	2,965	3,001
	JPMorgan Chase & Co.	2.700%	5/18/23	947	962
3	JPMorgan Chase & Co.	3.559%	4/23/24	1,345	1,401
3	JPMorgan Chase & Co.	4.023%	12/5/24	1,490	1,587
3	JPMorgan Chase & Co.	2.301%	10/15/25	3,750	3,731
	KeyBank NA	2.500%	11/22/21	250	252
	KeyBank NA	2.300%	9/14/22	420	422
	Lloyds Banking Group plc	4.050%	8/16/23	1,450	1,524
3	Lloyds Banking Group plc	2.907%	11/7/23	1,800	1,806
	Macquarie Bank Ltd.	6.625%	4/7/21	170	180
3	Macquarie Group Ltd.	3.189%	11/28/23	460	469
3,7 Macquarie Group Ltd.		3.189%	11/28/23	245	250
	Manufacturers & Traders Trust Co.	2.050%	8/17/20	850	850
	Manufacturers & Traders Trust Co.	2.500%	5/18/22	675	681
5	Manufacturers & Traders Trust Co., 3M USD
	LIBOR + 0.640%	2.778%	12/1/21	245	245
	Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	983	992
	Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	535	547
	Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	470	468
	Mitsubishi UFJ Financial Group Inc.	3.218%	3/7/22	3,405	3,480
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	3,000	3,023

	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	5,178	5,228
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	5,970	6,274
	Mitsubishi UFJ Financial Group Inc.	3.407%	3/7/24	1,665	1,732
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	1,700	1,729
7	Mitsubishi UFJ Trust & Banking Corp.	2.650%	10/19/20	760	765
	Mizuho Bank Ltd.	2.340%	12/4/19	4,605	4,607
7	Mizuho Bank Ltd.	2.950%	10/17/22	200	203
	Mizuho Financial Group Inc.	2.273%	9/13/21	460	459
	Mizuho Financial Group Inc.	2.953%	2/28/22	715	725
3	Mizuho Financial Group Inc.	2.721%	7/16/23	2,000	2,017
	Morgan Stanley	2.650%	1/27/20	922	924
	Morgan Stanley	2.800%	6/16/20	1,244	1,250
	Morgan Stanley	2.500%	4/21/21	449	451
	Morgan Stanley	5.500%	7/28/21	800	847
	Morgan Stanley	2.625%	11/17/21	6,885	6,946
	Morgan Stanley	2.750%	5/19/22	2,910	2,950
	Morgan Stanley	3.125%	1/23/23	4,905	5,033
	Morgan Stanley	3.750%	2/25/23	575	602
3	Morgan Stanley	2.720%	7/22/25	1,000	1,009
7	MUFG Bank Ltd.	2.300%	3/5/20	1,840	1,841
7	MUFG Bank Ltd.	2.750%	9/14/20	2,357	2,372
7	MUFG Bank Ltd.	2.850%	9/8/21	700	706
	MUFG Union Bank NA	3.150%	4/1/22	3,350	3,431
3,7 Nationwide Building Society		3.766%	3/8/24	200	205
10	NIBC Bank NV	1.500%	1/31/22	280	315
11	NIBC Bank NV	3.125%	11/15/23	400	510
3	Oversea-Chinese Banking Corp. Ltd.	4.000%	10/15/24	400	400
	PNC Bank NA	2.300%	6/1/20	364	364
	PNC Bank NA	2.600%	7/21/20	1,135	1,140
	PNC Bank NA	2.450%	11/5/20	439	440
	PNC Bank NA	2.550%	12/9/21	785	792
	PNC Bank NA	2.625%	2/17/22	4,309	4,356
	PNC Bank NA	2.700%	11/1/22	1,080	1,093
	PNC Bank NA	3.800%	7/25/23	500	527
	PNC Financial Services Group Inc.	2.854%	11/9/22	493	503
	PNC Funding Corp.	5.125%	2/8/20	180	182
	Regions Financial Corp.	2.750%	8/14/22	225	228
	Royal Bank of Canada	2.150%	10/26/20	3,432	3,437
	Royal Bank of Canada	3.700%	10/5/23	1,005	1,063
	Royal Bank of Canada	2.550%	7/16/24	2,814	2,848
	Royal Bank of Scotland Group plc	3.875%	9/12/23	200	206
3	Royal Bank of Scotland Group plc	4.519%	6/25/24	300	315
3	Royal Bank of Scotland Group plc	4.269%	3/22/25	1,200	1,254
	Santander Holdings USA Inc.	3.700%	3/28/22	1,995	2,043
	Santander Holdings USA Inc.	3.400%	1/18/23	1,480	1,511
	Santander Holdings USA Inc.	3.500%	6/7/24	1,000	1,025
3	Santander UK Group Holdings plc	3.373%	1/5/24	1,420	1,442
3	Santander UK Group Holdings plc	4.796%	11/15/24	820	874
	Santander UK plc	3.750%	11/15/21	1,250	1,287
7	Santander UK plc	5.000%	11/7/23	350	371
	Santander UK plc	4.000%	3/13/24	940	995
	Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	460	461
	Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	2,969	2,980
	Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	1,727	1,750
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	1,380	1,398
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	645	661
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,185	1,244
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	3,500	3,533

5,9	Sumitomo Mitsui Financial Group Inc., 3M
	Australian Bank Bill Rate + 1.270%	2.215%	3/29/22	1,227	833
3	SunTrust Bank	2.590%	1/29/21	117	117
3	SunTrust Bank	3.525%	10/26/21	1,400	1,421
	SunTrust Bank	2.800%	5/17/22	4,500	4,581
	SunTrust Bank	2.450%	8/1/22	2,115	2,136
	SunTrust Bank	3.200%	4/1/24	3,125	3,243
3	SunTrust Bank	3.689%	8/2/24	1,150	1,205
	SunTrust Banks Inc.	2.700%	1/27/22	1,460	1,475
	Svenska Handelsbanken AB	2.450%	3/30/21	1,300	1,307
	Svenska Handelsbanken AB	1.875%	9/7/21	855	852
10	Svenska Handelsbanken AB	4.375%	10/20/21	450	536
	Svenska Handelsbanken AB	3.900%	11/20/23	1,225	1,309
11	Swedbank AB	1.250%	12/29/21	590	726
11	Swedbank AB	1.625%	12/28/22	1,120	1,393
	Synchrony Bank	3.000%	6/15/22	745	754
	Toronto-Dominion Bank	3.150%	9/17/20	1,560	1,576
	Toronto-Dominion Bank	3.250%	6/11/21	7,415	7,567
	Toronto-Dominion Bank	3.500%	7/19/23	3,200	3,373
7	UBS AG	2.450%	12/1/20	5,275	5,303
7	UBS Group Funding Jersey Ltd.	3.000%	4/15/21	1,250	1,264
7	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	1,722	1,736
7	UBS Group Funding Switzerland AG	3.491%	5/23/23	210	216
3,7	UBS Group Funding Switzerland AG	2.859%	8/15/23	572	578
	US Bancorp	2.950%	7/15/22	1,100	1,125
	US Bancorp	3.375%	2/5/24	1,220	1,283
	US Bancorp	2.400%	7/30/24	1,250	1,264
	US Bank NA	3.450%	11/16/21	1,225	1,258
	US Bank NA	2.650%	5/23/22	2,155	2,192
§,12 Washington Mutual Bank / Debt not acquired
	by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	4.600%	4/1/21	673	698
	Wells Fargo & Co.	2.100%	7/26/21	1,170	1,170
	Wells Fargo & Co.	2.625%	7/22/22	4,860	4,911
	Wells Fargo & Co.	3.069%	1/24/23	500	509
	Wells Fargo & Co.	3.450%	2/13/23	1,500	1,547
	Wells Fargo & Co.	3.750%	1/24/24	2,525	2,666
5,9	Wells Fargo & Co., 3M Australian Bank Bill
	Rate + 1.320%	2.348%	7/27/21	300	205
	Wells Fargo Bank NA	2.600%	1/15/21	1,400	1,410
3	Wells Fargo Bank NA	3.325%	7/23/21	7,985	8,057
	Wells Fargo Bank NA	3.625%	10/22/21	4,200	4,320
3	Wells Fargo Bank NA	2.082%	9/9/22	3,000	2,991
	Wells Fargo Bank NA	3.550%	8/14/23	1,960	2,058
	Westpac Banking Corp.	2.100%	5/13/21	221	221
	Westpac Banking Corp.	2.000%	8/19/21	5,400	5,395
	Westpac Banking Corp.	2.750%	1/11/23	4,210	4,298
	Westpac Banking Corp.	3.300%	2/26/24	1,960	2,050
5,9	Westpac Banking Corp., 3M Australian Bank
	Bill Rate + 3.100%	4.112%	3/10/26	200	139

	Brokerage (0.2%)
	Ameriprise Financial Inc.	3.000%	3/22/22	1,000	1,018
10	Blackstone Property Partners Europe
	Holdings Sarl	1.400%	7/6/22	775	867
	Franklin Resources Inc.	2.800%	9/15/22	970	991
	Invesco Finance plc	3.125%	11/30/22	1,000	1,024
§,12 Lehman Brothers Holdings E-Capital Trust I		3.589%	8/19/65	210	—

	Stifel Financial Corp.	3.500%	12/1/20	405	410
	TD Ameritrade Holding Corp.	2.950%	4/1/22	200	204

	Finance Companies (0.1%)
9	GE Capital Australia Funding Pty Ltd.	5.250%	9/4/20	1,150	797
7	SMBC Aviation Capital Finance DAC	2.650%	7/15/21	445	446

	Insurance (1.9%)
	Aflac Inc.	3.625%	11/15/24	300	319
7	AIG Global Funding	2.150%	7/2/20	365	365
7	AIG Global Funding	2.700%	12/15/21	315	317
	Alleghany Corp.	5.625%	9/15/20	210	216
	AXIS Specialty Finance LLC	5.875%	6/1/20	50	51
10	Berkshire Hathaway Inc.	0.250%	1/17/21	445	487
	Berkshire Hathaway Inc.	2.750%	3/15/23	2,869	2,938
	Centene Corp.	4.750%	5/15/22	259	264
	Centene Corp.	6.125%	2/15/24	355	369
	Chubb INA Holdings Inc.	2.300%	11/3/20	503	504
	Chubb INA Holdings Inc.	2.875%	11/3/22	719	737
	Chubb INA Holdings Inc.	2.700%	3/13/23	140	143
	Cigna Corp.	3.200%	9/17/20	1,475	1,488
	Coventry Health Care Inc.	5.450%	6/15/21	300	314
7	Five Corners Funding Trust	4.419%	11/15/23	2,113	2,276
	Lincoln National Corp.	4.000%	9/1/23	303	321
	Marsh & McLennan Cos. Inc.	2.350%	3/6/20	590	590
	Marsh & McLennan Cos. Inc.	4.800%	7/15/21	330	343
	Marsh & McLennan Cos. Inc.	3.300%	3/14/23	245	254
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	387	412
7	MassMutual Global Funding II	2.750%	6/22/24	1,200	1,227
7	Metropolitan Life Global Funding I	3.450%	10/9/21	735	756
7	Metropolitan Life Global Funding I	3.600%	1/11/24	345	364
7	New York Life Global Funding	1.950%	2/11/20	530	530
7	Pricoa Global Funding I	2.550%	11/24/20	235	236
7	Pricoa Global Funding I	2.200%	6/3/21	410	410
7	Principal Life Global Funding II	2.204%	12/11/19	5,390	5,389
7	Principal Life Global Funding II	2.200%	4/8/20	685	685
	Progressive Corp.	3.750%	8/23/21	535	552
	Prudential Financial Inc.	4.500%	11/16/21	525	550
	Reinsurance Group of America Inc.	6.450%	11/15/19	505	508
	Reinsurance Group of America Inc.	5.000%	6/1/21	250	261
7	Reliance Standard Life Global Funding II	2.500%	1/15/20	2,255	2,257
7	Reliance Standard Life Global Funding II	2.375%	5/4/20	920	920
7	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,020	1,070
7	Swiss Re Treasury US Corp.	2.875%	12/6/22	1,026	1,045
	Travelers Cos. Inc.	3.900%	11/1/20	105	107
	UnitedHealth Group Inc.	4.700%	2/15/21	250	257
	UnitedHealth Group Inc.	2.375%	10/15/22	3,000	3,017
	UnitedHealth Group Inc.	2.750%	2/15/23	400	408
	UnitedHealth Group Inc.	2.875%	3/15/23	800	819
	UnitedHealth Group Inc.	3.500%	2/15/24	1,543	1,625
	UnitedHealth Group Inc.	2.375%	8/15/24	330	332

	Real Estate Investment Trusts (1.1%)
	Alexandria Real Estate Equities Inc.	3.900%	6/15/23	120	126
	Alexandria Real Estate Equities Inc.	4.000%	1/15/24	1,065	1,137
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	1,120	1,171
	Brandywine Operating Partnership LP	4.100%	10/1/24	185	195
	Brixmor Operating Partnership LP	3.875%	8/15/22	575	597

Brixmor Operating Partnership LP	3.650%	6/15/24	915	952
Brixmor Operating Partnership LP	3.850%	2/1/25	146	152
Camden Property Trust	2.950%	12/15/22	290	296
Camden Property Trust	4.875%	6/15/23	410	446
Camden Property Trust	4.250%	1/15/24	438	471
Camden Property Trust	3.500%	9/15/24	180	189
Digital Realty Trust LP	3.950%	7/1/22	840	878
ERP Operating LP	4.750%	7/15/20	53	54
Federal Realty Investment Trust	2.550%	1/15/21	449	451
Federal Realty Investment Trust	3.000%	8/1/22	1,000	1,020
Federal Realty Investment Trust	2.750%	6/1/23	200	204
HCP Inc.	4.000%	12/1/22	150	157
HCP Inc.	4.250%	11/15/23	480	514
HCP Inc.	4.200%	3/1/24	195	209
HCP Inc.	3.400%	2/1/25	280	291
Healthcare Trust of America Holdings LP	3.700%	4/15/23	320	331
Highwoods Realty LP	3.200%	6/15/21	250	253
9 Lendlease Finance Ltd.	6.000%	5/13/20	290	201
Liberty Property LP	4.750%	10/1/20	260	267
Omega Healthcare Investors Inc.	4.950%	4/1/24	502	538
Realty Income Corp.	5.750%	1/15/21	95	98
Realty Income Corp.	3.250%	10/15/22	2,545	2,618
Realty Income Corp.	3.875%	4/15/25	485	520
Simon Property Group LP	4.375%	3/1/21	175	180
Simon Property Group LP	2.500%	7/15/21	800	805
Simon Property Group LP	4.125%	12/1/21	822	854
Simon Property Group LP	2.350%	1/30/22	1,295	1,304
Simon Property Group LP	3.375%	3/15/22	328	340
Simon Property Group LP	2.750%	2/1/23	200	204
Simon Property Group LP	2.000%	9/13/24	1,500	1,483
Ventas Realty LP	3.500%	2/1/25	80	84
Welltower Inc.	3.750%	3/15/23	439	459
Welltower Inc.	3.950%	9/1/23	855	906
Welltower Inc.	3.625%	3/15/24	565	593
				490,747
Industrial (29.5%)
Basic Industry (0.9%)
7 Air Liquide Finance SA	1.750%	9/27/21	2,830	2,809
7 Air Liquide Finance SA	2.250%	9/27/23	215	215
Airgas Inc.	2.375%	2/15/20	370	370
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	210	214
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	465	496
7 Chevron Phillips Chemical Co. LLC / Chevron
Phillips Chemical Co. LP	3.300%	5/1/23	1,610	1,653
Dow Chemical Co.	4.125%	11/15/21	1,350	1,397
Dow Chemical Co.	3.000%	11/15/22	295	301
DuPont de Nemours Inc.	3.766%	11/15/20	695	708
DuPont de Nemours Inc.	4.205%	11/15/23	3,065	3,283
Eastman Chemical Co.	3.600%	8/15/22	575	594
Ecolab Inc.	4.350%	12/8/21	250	262
Ecolab Inc.	2.375%	8/10/22	670	676
FMC Corp.	3.950%	2/1/22	610	628
International Flavors & Fragrances Inc.	3.400%	9/25/20	440	445
LYB International Finance BV	4.000%	7/15/23	80	85
Newmont Goldcorp Corp.	3.500%	3/15/22	265	272
Newmont Goldcorp Corp.	3.700%	3/15/23	70	73
Nutrien Ltd.	4.875%	3/30/20	175	177

	Nutrien Ltd.	3.150%	10/1/22	145	148
	Nutrien Ltd.	3.500%	6/1/23	55	57
	Nutrien Ltd.	3.625%	3/15/24	900	941
	Praxair Inc.	2.200%	8/15/22	85	86
	Vale Overseas Ltd.	6.250%	8/10/26	240	277
10	Vale SA	3.750%	1/10/23	100	118
	WestRock RKT Co.	4.900%	3/1/22	105	111
	WestRock RKT Co.	4.000%	3/1/23	945	989

	Capital Goods (2.7%)
10	3M Co.	0.375%	2/15/22	445	491
	3M Co.	1.750%	2/14/23	1,070	1,066
	3M Co.	2.250%	3/15/23	790	798
	Acuity Brands Lighting Inc.	6.000%	12/15/19	700	705
7	Airbus Finance BV	2.700%	4/17/23	225	229
	Ball Corp.	4.375%	12/15/20	100	102
	Ball Corp.	4.000%	11/15/23	215	225
	Berry Global Inc.	5.500%	5/15/22	80	81
	Berry Global Inc.	6.000%	10/15/22	16	16
7	Berry Global Inc.	4.875%	7/15/26	120	124
	Boeing Co.	2.300%	8/1/21	2,015	2,023
	Boeing Co.	2.125%	3/1/22	305	305
	Boeing Co.	2.700%	5/1/22	1,155	1,178
	Boeing Co.	1.875%	6/15/23	500	495
	Boeing Co.	2.800%	3/1/24	565	580
	Boeing Co.	2.850%	10/30/24	245	252
	Caterpillar Financial Services Corp.	1.850%	9/4/20	245	245
	Caterpillar Financial Services Corp.	2.650%	5/17/21	2,820	2,849
	Caterpillar Financial Services Corp.	1.931%	10/1/21	275	274
	Caterpillar Financial Services Corp.	2.400%	6/6/22	1,900	1,919
	Caterpillar Financial Services Corp.	1.900%	9/6/22	3,322	3,317
	Caterpillar Financial Services Corp.	2.550%	11/29/22	600	610
	Caterpillar Financial Services Corp.	3.300%	6/9/24	545	571
7	CFX Escrow Corp.	6.000%	2/15/24	200	211
	CNH Industrial Capital LLC	4.875%	4/1/21	95	98
	CNH Industrial Capital LLC	4.375%	4/5/22	750	779
	CNH Industrial NV	4.500%	8/15/23	200	213
	Embraer Netherlands Finance BV	5.050%	6/15/25	200	219
	Embraer Overseas Ltd.	5.696%	9/16/23	37	41
	Embraer SA	5.150%	6/15/22	610	646
	John Deere Capital Corp.	1.950%	6/13/22	670	670
	Johnson Controls International plc	5.000%	3/30/20	550	557
	Johnson Controls International plc	3.750%	12/1/21	25	26
	Johnson Controls International plc	3.625%	7/2/24	303	316
7	L3Harris Technologies Inc.	4.950%	2/15/21	710	731
7	L3Harris Technologies Inc.	3.850%	6/15/23	640	674
	Northrop Grumman Corp.	2.550%	10/15/22	1,388	1,407
	Parker-Hannifin Corp.	3.500%	9/15/22	200	208
	Precision Castparts Corp.	2.500%	1/15/23	2,925	2,975
	Raytheon Co.	4.400%	2/15/20	55	55
	Raytheon Co.	2.500%	12/15/22	400	404
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	133	133
	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	6.875%	2/15/21	255	255
5,7 Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu, 3M
	USD LIBOR + 3.500%	5.803%	7/15/21	502	503

	Rockwell Collins Inc.	2.800%	3/15/22	1,655	1,680
	Stanley Black & Decker Inc.	2.900%	11/1/22	1,200	1,224
	Textron Inc.	7.250%	10/1/19	300	300
10	Thales SA	0.000%	5/31/22	600	655
	United Rentals North America Inc.	4.625%	7/15/23	547	559
	United Rentals North America Inc.	4.625%	10/15/25	345	352
	United Technologies Corp.	4.500%	4/15/20	1,100	1,113
	United Technologies Corp.	3.350%	8/16/21	205	209
	United Technologies Corp.	1.950%	11/1/21	509	508
10	United Technologies Corp.	1.125%	12/15/21	450	502
	United Technologies Corp.	2.300%	5/4/22	2,307	2,324
	United Technologies Corp.	3.100%	6/1/22	2,367	2,436
	United Technologies Corp.	3.650%	8/16/23	8,525	9,013

	Communication (3.6%)
	America Movil SAB de CV	5.000%	3/30/20	503	509
10	America Movil SAB de CV	3.000%	7/12/21	450	517
	American Tower Corp.	5.900%	11/1/21	495	531
	American Tower Corp.	3.000%	6/15/23	179	183
	AT&T Inc.	2.800%	2/17/21	200	202
	AT&T Inc.	4.450%	5/15/21	400	414
10	AT&T Inc.	2.650%	12/17/21	450	516
	AT&T Inc.	4.000%	1/15/22	600	624
	AT&T Inc.	3.200%	3/1/22	316	323
	AT&T Inc.	3.800%	3/15/22	1,701	1,766
	AT&T Inc.	3.000%	6/30/22	1,166	1,188
	AT&T Inc.	2.625%	12/1/22	200	202
	AT&T Inc.	3.600%	2/17/23	2,968	3,098
	CBS Corp.	4.300%	2/15/21	220	225
	CBS Corp.	2.500%	2/15/23	418	419
	CBS Corp.	2.900%	6/1/23	111	113
	CC Holdings GS V LLC / Crown Castle GS III
	Corp.	3.849%	4/15/23	662	696
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.464%	7/23/22	5,652	5,951
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.500%	2/1/24	1,260	1,351
	Comcast Corp.	3.450%	10/1/21	545	561
	Comcast Corp.	3.125%	7/15/22	500	516
	Comcast Corp.	2.850%	1/15/23	275	283
	Comcast Corp.	2.750%	3/1/23	300	307
	Comcast Corp.	3.700%	4/15/24	555	591
7	Cox Communications Inc.	3.150%	8/15/24	725	755
	Crown Castle International Corp.	3.400%	2/15/21	1,400	1,420
	Crown Castle International Corp.	4.875%	4/15/22	400	425
	Crown Castle International Corp.	5.250%	1/15/23	1,978	2,156
	Crown Castle International Corp.	3.150%	7/15/23	1,202	1,235
	Crown Castle International Corp.	3.200%	9/1/24	1,730	1,780
7	Deutsche Telekom International Finance BV	1.950%	9/19/21	600	596
7	Deutsche Telekom International Finance BV	2.820%	1/19/22	757	766
	Discovery Communications LLC	2.800%	6/15/20	1,560	1,564
	Discovery Communications LLC	4.375%	6/15/21	195	201
	Discovery Communications LLC	3.300%	5/15/22	420	430
	Discovery Communications LLC	3.500%	6/15/22	485	496
	Discovery Communications LLC	2.950%	3/20/23	2,700	2,743
	Discovery Communications LLC	3.250%	4/1/23	300	308
	Discovery Communications LLC	3.800%	3/13/24	555	580
	Discovery Communications LLC	3.900%	11/15/24	852	894

7	Fox Corp.	3.666%	1/25/22	930	961
	Interpublic Group of Cos. Inc.	3.500%	10/1/20	440	445
	Interpublic Group of Cos. Inc.	3.750%	10/1/21	1,810	1,854
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	200	214
	NBCUniversal Media LLC	4.375%	4/1/21	700	725
	NBCUniversal Media LLC	2.875%	1/15/23	2,142	2,202
	Omnicom Group Inc. / Omnicom Capital Inc.	3.625%	5/1/22	3,435	3,560
	Qwest Corp.	6.750%	12/1/21	1,100	1,190
7	Sirius XM Radio Inc.	4.625%	7/15/24	240	248
7	Sky Ltd.	3.750%	9/16/24	775	829
7	Sky plc	3.125%	11/26/22	1,560	1,611
	T-Mobile USA Inc.	6.000%	3/1/23	640	650
	T-Mobile USA Inc.	6.500%	1/15/24	290	300
	T-Mobile USA Inc.	4.500%	2/1/26	200	205
	Telefonica Emisiones SAU	5.462%	2/16/21	406	424
9	Telstra Corp. Ltd.	7.750%	7/15/20	400	283
	Verizon Communications Inc.	3.125%	3/16/22	1,275	1,309
	Verizon Communications Inc.	2.450%	11/1/22	100	101
	Verizon Communications Inc.	5.150%	9/15/23	4,933	5,508
	Verizon Communications Inc.	4.150%	3/15/24	300	324
5,9 Verizon Communications Inc., 3M Australian
	Bank Bill Rate + 1.220%	2.190%	2/17/23	130	88
	Viacom Inc.	4.500%	3/1/21	425	438
	Viacom Inc.	3.875%	12/15/21	1,297	1,340
	Viacom Inc.	4.250%	9/1/23	3,475	3,687
	Vodafone Group plc	3.750%	1/16/24	650	684
7	Walt Disney Co.	4.500%	2/15/21	500	518
7	Walt Disney Co.	3.000%	9/15/22	1,000	1,030
	Walt Disney Co.	2.350%	12/1/22	200	203

	Consumer Cyclical (3.0%)
7	1011778 BC ULC / New Red Finance Inc.	4.625%	1/15/22	760	760
7	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	250	258
	Alibaba Group Holding Ltd.	2.500%	11/28/19	141	141
7	Alimentation Couche-Tard Inc.	2.700%	7/26/22	3,675	3,699
	American Axle & Manufacturing Inc.	6.625%	10/15/22	160	162
	American Honda Finance Corp.	1.950%	7/20/20	360	360
	American Honda Finance Corp.	1.650%	7/12/21	265	264
	American Honda Finance Corp.	3.375%	12/10/21	2,900	2,981
10	American Honda Finance Corp.	0.350%	8/26/22	960	1,058
	American Honda Finance Corp.	2.050%	1/10/23	100	100
	American Honda Finance Corp.	3.450%	7/14/23	720	754
	American Honda Finance Corp.	3.625%	10/10/23	3,000	3,170
	AutoZone Inc.	2.875%	1/15/23	115	117
10	BMW Finance NV	0.125%	1/12/21	445	487
7	BMW US Capital LLC	3.250%	8/14/20	1,000	1,009
	Ford Motor Credit Co. LLC	2.597%	11/4/19	320	320
9	Ford Motor Credit Co. LLC	3.588%	6/2/20	856	583
	Ford Motor Credit Co. LLC	5.750%	2/1/21	430	445
	Ford Motor Credit Co. LLC	2.979%	8/3/22	220	218
	Ford Motor Credit Co. LLC	3.350%	11/1/22	1,500	1,500
	Ford Motor Credit Co. LLC	3.810%	1/9/24	200	199
	Ford Motor Credit Co. LLC	5.584%	3/18/24	1,300	1,383
	General Motors Co.	4.875%	10/2/23	640	685
	General Motors Financial Co. Inc.	2.450%	11/6/20	150	150
	General Motors Financial Co. Inc.	3.700%	11/24/20	1,720	1,743
	General Motors Financial Co. Inc.	4.200%	3/1/21	1,095	1,119
	General Motors Financial Co. Inc.	3.200%	7/6/21	1,695	1,712

	General Motors Financial Co. Inc.	4.375%	9/25/21	1,660	1,714
	General Motors Financial Co. Inc.	4.200%	11/6/21	1,200	1,237
	General Motors Financial Co. Inc.	3.450%	4/10/22	350	356
	General Motors Financial Co. Inc.	3.150%	6/30/22	100	101
	General Motors Financial Co. Inc.	3.250%	1/5/23	490	495
9	General Motors Financial Co. Inc.	3.850%	2/21/23	160	113
	General Motors Financial Co. Inc.	3.700%	5/9/23	475	486
	General Motors Financial Co. Inc.	4.250%	5/15/23	200	209
	General Motors Financial Co. Inc.	4.150%	6/19/23	100	104
	General Motors Financial Co. Inc.	5.100%	1/17/24	850	913
	General Motors Financial Co. Inc.	3.950%	4/13/24	650	668
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,800	1,821
	General Motors Financial Co. Inc.	4.350%	4/9/25	250	260
7	Harley-Davidson Financial Services Inc.	2.150%	2/26/20	2,080	2,077
7	Harley-Davidson Financial Services Inc.	2.400%	6/15/20	1,745	1,741
7	Harley-Davidson Financial Services Inc.	2.850%	1/15/21	155	156
7	Harley-Davidson Financial Services Inc.	2.550%	6/9/22	955	954
	Lennar Corp.	5.375%	10/1/22	80	85
	Lowe's Cos. Inc.	4.625%	4/15/20	360	361
	Macy's Retail Holdings Inc.	3.450%	1/15/21	360	361
	MGM Growth Properties Operating
	Partnership LP / MGP Finance Co-Issuer
	Inc.	5.625%	5/1/24	170	186
7	Nissan Motor Acceptance Corp.	2.550%	3/8/21	345	345
7	Nissan Motor Acceptance Corp.	1.900%	9/14/21	355	351
7	Nissan Motor Acceptance Corp.	3.650%	9/21/21	750	766
7	Nissan Motor Acceptance Corp.	2.600%	9/28/22	210	211
7	Nissan Motor Acceptance Corp.	3.875%	9/21/23	1,725	1,801
7	Performance Food Group Inc.	5.500%	6/1/24	99	101
	TJX Cos. Inc.	2.750%	6/15/21	290	294
	Toyota Motor Corp.	3.183%	7/20/21	1,400	1,430
	Toyota Motor Credit Corp.	2.200%	1/10/20	1,345	1,346
	Toyota Motor Credit Corp.	4.500%	6/17/20	400	407
10	Toyota Motor Credit Corp.	1.000%	3/9/21	445	493
	Toyota Motor Credit Corp.	1.900%	4/8/21	90	90
	Toyota Motor Credit Corp.	2.750%	5/17/21	415	420
	Toyota Motor Credit Corp.	2.700%	1/11/23	100	101
	Toyota Motor Credit Corp.	3.450%	9/20/23	2,745	2,889
9	Volkswagen Financial Services Australia Pty
	Ltd.	3.100%	4/17/23	250	174
7	Volkswagen Group of America Finance LLC	3.875%	11/13/20	2,055	2,088
7	Volkswagen Group of America Finance LLC	2.500%	9/24/21	1,200	1,203
7	Volkswagen Group of America Finance LLC	4.000%	11/12/21	1,285	1,327
7	Volkswagen Group of America Finance LLC	2.700%	9/26/22	1,000	1,004
	Walmart Inc.	2.550%	4/11/23	200	204
	Walmart Inc.	3.400%	6/26/23	275	289

	Consumer Noncyclical (8.0%)
	Abbott Laboratories	2.900%	11/30/21	1,000	1,018
	AbbVie Inc.	2.300%	5/14/21	2,830	2,835
	AbbVie Inc.	3.375%	11/14/21	675	690
	AbbVie Inc.	2.900%	11/6/22	2,680	2,727
	AbbVie Inc.	3.200%	11/6/22	2,058	2,112
	AbbVie Inc.	2.850%	5/14/23	100	102
	AbbVie Inc.	3.750%	11/14/23	725	762
	Actavis Inc.	3.250%	10/1/22	416	425
	Allergan Funding SCS	3.450%	3/15/22	345	354
	Allergan Funding SCS	3.850%	6/15/24	1,914	2,007

	Allergan Inc.	2.800%	3/15/23	200	202
7	Allergan Sales LLC	5.000%	12/15/21	800	840
	Altria Group Inc.	3.490%	2/14/22	4,250	4,355
	Altria Group Inc.	2.850%	8/9/22	740	749
	AmerisourceBergen Corp.	3.500%	11/15/21	300	306
	Amgen Inc.	2.700%	5/1/22	465	470
	Amgen Inc.	2.650%	5/11/22	910	921
	Amgen Inc.	3.625%	5/15/22	149	154
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	979	1,017
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	600	603
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	300	304
	Anheuser-Busch InBev Worldwide Inc.	4.150%	1/23/25	2,000	2,185
	AstraZeneca plc	3.500%	8/17/23	290	303
	BAT Capital Corp.	2.764%	8/15/22	3,035	3,061
7	BAT International Finance plc	2.750%	6/15/20	200	201
10	BAT International Finance plc	4.875%	2/24/21	360	419
11	BAT International Finance plc	1.750%	7/5/21	420	521
7	BAT International Finance plc	3.250%	6/7/22	735	750
7	Bausch Health Cos. Inc.	6.500%	3/15/22	80	83
7	Bausch Health Cos. Inc.	7.000%	3/15/24	250	263
	Baxalta Inc.	3.600%	6/23/22	100	102
	Baxter International Inc.	1.700%	8/15/21	600	595
	Becton Dickinson & Co.	3.125%	11/8/21	900	915
	Becton Dickinson & Co.	2.894%	6/6/22	400	406
10	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	2,085	2,284
	Biogen Inc.	3.625%	9/15/22	1,245	1,295
	Boston Scientific Corp.	3.450%	3/1/24	835	871
7	Bristol-Myers Squibb Co.	2.550%	5/14/21	3,315	3,349
7	Bristol-Myers Squibb Co.	2.600%	5/16/22	5,765	5,860
	Celgene Corp.	2.250%	8/15/21	300	301
	Celgene Corp.	3.250%	8/15/22	1,665	1,714
	Celgene Corp.	3.550%	8/15/22	1,228	1,276
	Celgene Corp.	2.750%	2/15/23	1,500	1,526
	Celgene Corp.	3.250%	2/20/23	625	644
	Cigna Corp.	3.750%	7/15/23	1,500	1,570
	Coca-Cola Co.	1.750%	9/6/24	1,000	990
	CommonSpirit Health	4.200%	8/1/23	100	106
	CommonSpirit Health	2.760%	10/1/24	985	994
	Conagra Brands Inc.	4.950%	8/15/20	61	62
	Constellation Brands Inc.	2.650%	11/7/22	200	202
	Constellation Brands Inc.	4.250%	5/1/23	2,000	2,131
	CVS Health Corp.	2.800%	7/20/20	2,726	2,738
	CVS Health Corp.	3.350%	3/9/21	4,400	4,471
	CVS Health Corp.	2.125%	6/1/21	1,525	1,523
	CVS Health Corp.	3.500%	7/20/22	1,000	1,033
	CVS Health Corp.	2.750%	12/1/22	1,200	1,213
	CVS Health Corp.	3.700%	3/9/23	9,220	9,595
	CVS Health Corp.	2.625%	8/15/24	1,000	1,004
10	Diageo Finance plc	0.000%	11/17/20	445	486
10	Diageo Finance plc	0.250%	10/22/21	1,400	1,536
	Express Scripts Holding Co.	2.600%	11/30/20	1,100	1,103
	Express Scripts Holding Co.	4.750%	11/15/21	814	855
	Express Scripts Holding Co.	3.900%	2/15/22	965	999
	Express Scripts Holding Co.	3.050%	11/30/22	1,350	1,377
	Express Scripts Holding Co.	3.000%	7/15/23	1,200	1,224
	Express Scripts Holding Co.	3.500%	6/15/24	1,000	1,045
9	FBG Finance Pty Ltd.	3.750%	8/7/20	510	351
	General Mills Inc.	3.200%	4/16/21	715	725

	Gilead Sciences Inc.	4.400%	12/1/21	205	214
	Gilead Sciences Inc.	3.250%	9/1/22	792	820
	Gilead Sciences Inc.	2.500%	9/1/23	425	431
	Gilead Sciences Inc.	3.700%	4/1/24	600	635
	GlaxoSmithKline Capital plc	2.875%	6/1/22	6,900	7,050
7	Grupo Bimbo SAB de CV	4.500%	1/25/22	300	312
	HCA Inc.	5.000%	3/15/24	2,170	2,365
7	Hologic Inc.	4.375%	10/15/25	350	359
10	Johnson & Johnson	0.250%	1/20/22	445	491
	Kellogg Co.	3.125%	5/17/22	100	102
	Keurig Dr Pepper Inc.	3.551%	5/25/21	2,655	2,711
7	Kraft Heinz Foods Co.	4.875%	2/15/25	1,913	1,970
	Kroger Co.	6.150%	1/15/20	350	354
	Kroger Co.	2.600%	2/1/21	950	954
	Kroger Co.	2.950%	11/1/21	1,090	1,107
	Kroger Co.	2.800%	8/1/22	700	710
	Kroger Co.	3.850%	8/1/23	200	211
	Kroger Co.	4.000%	2/1/24	409	435
	Laboratory Corp. of America Holdings	3.750%	8/23/22	700	726
7	Lamb Weston Holdings Inc.	4.625%	11/1/24	147	154
10	LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	55	62
	McCormick & Co. Inc.	2.700%	8/15/22	100	101
	McKesson Corp.	2.700%	12/15/22	1,700	1,717
	McKesson Corp.	2.850%	3/15/23	350	354
10	Medtronic Global Holdings SCA	0.000%	3/7/21	4,165	4,547
10	Merck & Co. Inc.	1.125%	10/15/21	445	497
	Molson Coors Brewing Co.	3.500%	5/1/22	800	823
7	Mylan Inc.	3.125%	1/15/23	865	874
	Mylan NV	3.150%	6/15/21	500	506
10	Mylan NV	2.250%	11/22/24	220	254
	Novartis Capital Corp.	2.400%	9/21/22	294	299
10	PepsiCo Inc.	1.750%	4/28/21	445	498
7	Pernod Ricard SA	5.750%	4/7/21	479	504
7	Pernod Ricard SA	4.450%	1/15/22	365	383
7	Pernod Ricard SA	4.250%	7/15/22	285	300
	Philip Morris International Inc.	2.500%	8/22/22	600	605
	Philip Morris International Inc.	2.500%	11/2/22	200	202
	Philip Morris International Inc.	2.625%	3/6/23	225	228
	Philip Morris International Inc.	2.125%	5/10/23	400	399
10	Procter & Gamble Co.	2.000%	11/5/21	445	508
7	Reckitt Benckiser Treasury Services plc	2.375%	6/24/22	2,340	2,350
7	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,450	3,509
	Reynolds American Inc.	4.000%	6/12/22	1,458	1,517
	Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	4,425	4,441
	Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	2,300	2,344
	SSM Health Care Corp.	3.688%	6/1/23	750	789
7	Takeda Pharmaceutical Co. Ltd.	4.000%	11/26/21	4,465	4,622
7	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	600	601
7	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	1,457	1,570
7	Tenet Healthcare Corp.	4.625%	9/1/24	50	51
7	Tenet Healthcare Corp.	4.875%	1/1/26	125	128
	Teva Pharmaceutical Finance Netherlands III
	BV	2.200%	7/21/21	70	64
	Thermo Fisher Scientific Inc.	3.000%	4/15/23	500	514
	Tyson Foods Inc.	4.500%	6/15/22	300	317
	Tyson Foods Inc.	3.900%	9/28/23	1,000	1,058
	Unilever Capital Corp.	2.600%	5/5/24	1,000	1,027
	Zimmer Biomet Holdings Inc.	2.700%	4/1/20	2,100	2,104

Zoetis Inc.	3.250%	2/1/23	200	206

Energy (6.3%)
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.500%	10/15/19	865	865
Apache Corp.	3.625%	2/1/21	220	223
Baker Hughes a GE Co. LLC	3.200%	8/15/21	80	81
Baker Hughes a GE Co. LLC / Baker Hughes
Co-Obligor Inc.	2.773%	12/15/22	2,073	2,106
BP Capital Markets America Inc.	4.500%	10/1/20	2,190	2,242
BP Capital Markets America Inc.	4.742%	3/11/21	1,490	1,548
BP Capital Markets America Inc.	3.245%	5/6/22	1,165	1,199
BP Capital Markets America Inc.	2.520%	9/19/22	1,455	1,472
BP Capital Markets America Inc.	2.750%	5/10/23	1,745	1,784
BP Capital Markets America Inc.	3.216%	11/28/23	2,485	2,578
BP Capital Markets America Inc.	3.790%	2/6/24	1,685	1,792
BP Capital Markets America Inc.	3.224%	4/14/24	620	644
BP Capital Markets plc	2.521%	1/15/20	375	375
BP Capital Markets plc	2.315%	2/13/20	130	130
BP Capital Markets plc	2.500%	11/6/22	620	628
Buckeye Partners LP	4.150%	7/1/23	95	95
Canadian Natural Resources Ltd.	2.950%	1/15/23	1,305	1,323
Canadian Natural Resources Ltd.	3.800%	4/15/24	695	729
Cenovus Energy Inc.	5.700%	10/15/19	821	822
Concho Resources Inc.	4.375%	1/15/25	1,380	1,430
ConocoPhillips Co.	2.400%	12/15/22	710	717
Continental Resources Inc.	5.000%	9/15/22	1,057	1,066
Continental Resources Inc.	4.500%	4/15/23	165	171
Continental Resources Inc.	3.800%	6/1/24	820	836
Dominion Energy Gas Holdings LLC	2.500%	12/15/19	500	500
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	300	302
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	300	312
Enbridge Energy Partners LP	4.375%	10/15/20	25	26
Enbridge Inc.	4.000%	10/1/23	900	952
Encana Corp.	3.900%	11/15/21	140	143
Energy Transfer Operating LP	4.150%	10/1/20	2,866	2,909
Energy Transfer Operating LP	4.650%	6/1/21	400	408
Energy Transfer Operating LP	5.200%	2/1/22	1,085	1,143
Energy Transfer Operating LP	4.250%	3/15/23	134	140
Energy Transfer Operating LP	4.200%	9/15/23	1,174	1,234
Energy Transfer Operating LP	4.900%	2/1/24	730	789
Energy Transfer Operating LP	4.500%	4/15/24	510	543
7 Eni SPA	4.000%	9/12/23	1,845	1,953
Enterprise Products Operating LLC	2.550%	10/15/19	40	40
Enterprise Products Operating LLC	5.200%	9/1/20	737	757
Enterprise Products Operating LLC	2.850%	4/15/21	935	938
Enterprise Products Operating LLC	3.500%	2/1/22	1,860	1,918
EOG Resources Inc.	4.100%	2/1/21	710	729
EQT Corp.	2.500%	10/1/20	700	697
EQT Corp.	4.875%	11/15/21	2,005	2,058
EQT Corp.	3.000%	10/1/22	975	938
Exxon Mobil Corp.	2.019%	8/16/24	1,795	1,806
Husky Energy Inc.	3.950%	4/15/22	40	41
Husky Energy Inc.	4.000%	4/15/24	95	99
Kinder Morgan Energy Partners LP	6.850%	2/15/20	125	127
Kinder Morgan Energy Partners LP	6.500%	4/1/20	1,550	1,581
Kinder Morgan Energy Partners LP	5.300%	9/15/20	325	334
Kinder Morgan Energy Partners LP	5.800%	3/1/21	145	152

Kinder Morgan Energy Partners LP	5.000%	10/1/21	360	376
Kinder Morgan Energy Partners LP	4.150%	3/1/22	115	120
Kinder Morgan Energy Partners LP	3.950%	9/1/22	2,300	2,391
Kinder Morgan Energy Partners LP	3.450%	2/15/23	720	743
Kinder Morgan Energy Partners LP	3.500%	9/1/23	390	404
Kinder Morgan Inc.	3.050%	12/1/19	40	40
Kinder Morgan Inc.	6.500%	9/15/20	155	160
7 Kinder Morgan Inc.	5.000%	2/15/21	825	856
Kinder Morgan Inc.	3.150%	1/15/23	1,410	1,442
7 Kinder Morgan Inc.	5.625%	11/15/23	1,000	1,110
Marathon Oil Corp.	2.700%	6/1/20	190	191
Marathon Oil Corp.	2.800%	11/1/22	2,510	2,526
Marathon Petroleum Corp.	3.400%	12/15/20	715	724
Marathon Petroleum Corp.	5.125%	3/1/21	610	634
Marathon Petroleum Corp.	4.750%	12/15/23	610	662
7 Midwest Connector Capital Co. LLC	3.625%	4/1/22	1,600	1,638
7 MPLX LP	3.500%	12/1/22	848	868
MPLX LP	4.500%	7/15/23	70	75
Newfield Exploration Co.	5.750%	1/30/22	1,750	1,864
Newfield Exploration Co.	5.625%	7/1/24	820	904
Noble Energy Inc.	4.150%	12/15/21	785	811
Occidental Petroleum Corp.	4.850%	3/15/21	300	309
Occidental Petroleum Corp.	2.600%	8/13/21	1,485	1,495
Occidental Petroleum Corp.	3.125%	2/15/22	1,240	1,258
Occidental Petroleum Corp.	2.600%	4/15/22	75	75
Occidental Petroleum Corp.	2.700%	8/15/22	3,075	3,101
ONEOK Inc.	2.750%	9/1/24	1,465	1,471
ONEOK Partners LP	3.375%	10/1/22	145	148
Phillips 66	4.300%	4/1/22	1,535	1,617
Phillips 66 Partners LP	2.646%	2/15/20	440	441
Pioneer Natural Resources Co.	3.950%	7/15/22	35	36
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	615	631
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	885	909
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	300	310
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.750%	9/1/20	200	205
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,890	2,021
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	975	1,035
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	810	858
Sabine Pass Liquefaction LLC	5.625%	2/1/21	3,160	3,264
Sabine Pass Liquefaction LLC	6.250%	3/15/22	550	591
Sabine Pass Liquefaction LLC	5.625%	4/15/23	2,095	2,276
Shell International Finance BV	1.875%	5/10/21	1,295	1,295
Shell International Finance BV	2.250%	1/6/23	3,205	3,235
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	155	159
5 Spectra Energy Partners LP, 3M USD LIBOR
+ 0.700%	2.827%	6/5/20	2,430	2,439
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	1,480	1,520
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	370	378
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	685	721

	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.750%	3/15/24	90	93
	Total Capital Canada Ltd.	2.750%	7/15/23	530	545
	Total Capital International SA	2.218%	7/12/21	885	888
	Total Capital International SA	2.875%	2/17/22	825	844
	Total Capital International SA	2.700%	1/25/23	275	281
	Total Capital International SA	2.434%	1/10/25	1,580	1,600
	Total Capital SA	4.250%	12/15/21	475	498
	TransCanada PipeLines Ltd.	2.125%	11/15/19	3,335	3,335
	TransCanada PipeLines Ltd.	2.500%	8/1/22	1,895	1,907
	TransCanada PipeLines Ltd.	3.750%	10/16/23	125	132
5	TransCanada PipeLines Ltd., 3M USD LIBOR
	+ 0.270%	2.433%	11/15/19	3,225	3,226
	Western Midstream Operating LP	5.375%	6/1/21	60	62
	Western Midstream Operating LP	4.000%	7/1/22	245	248
	Williams Cos. Inc.	5.250%	3/15/20	1,779	1,795
	Williams Cos. Inc.	4.125%	11/15/20	1,025	1,040
	Williams Cos. Inc.	7.875%	9/1/21	120	132
	Williams Cos. Inc.	4.000%	11/15/21	395	405
	Williams Cos. Inc.	3.600%	3/15/22	1,145	1,175
	Williams Cos. Inc.	3.350%	8/15/22	270	276
	Williams Cos. Inc.	3.700%	1/15/23	680	702
	Williams Cos. Inc.	4.300%	3/4/24	495	525

	Other Industrial (0.1%)
7	CK Hutchison International 17 II Ltd.	2.250%	9/29/20	2,365	2,362

	Technology (3.3%)
	Apple Inc.	1.700%	9/11/22	1,400	1,398
	Apple Inc.	2.850%	2/23/23	100	103
	Apple Inc.	2.400%	5/3/23	555	564
	Apple Inc.	3.000%	2/9/24	379	394
	Apple Inc.	3.450%	5/6/24	1,870	1,990
	Apple Inc.	2.850%	5/11/24	3,091	3,208
	Apple Inc.	2.750%	1/13/25	1,175	1,213
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.200%	1/15/21	280	279
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.000%	1/15/22	3,580	3,615
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	2.650%	1/15/23	950	949
7	Broadcom Inc.	3.125%	4/15/21	1,300	1,312
7	Broadcom Inc.	3.125%	10/15/22	1,000	1,012
7	CommScope Finance LLC	5.500%	3/1/24	90	93
7	Dell International LLC / EMC Corp.	4.420%	6/15/21	3,780	3,896
7	Dell International LLC / EMC Corp.	4.000%	7/15/24	275	288
10	Fidelity National Information Services Inc.	0.125%	5/21/21	600	655
	Fiserv Inc.	2.750%	7/1/24	2,100	2,137
	Hewlett Packard Enterprise Co.	3.600%	10/15/20	3,230	3,269
	Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,150	1,217
	International Business Machines Corp.	2.800%	5/13/21	3,090	3,131
10	International Business Machines Corp.	0.500%	9/7/21	450	497
	International Business Machines Corp.	2.500%	1/27/22	1,000	1,011
	International Business Machines Corp.	2.850%	5/13/22	5,310	5,427
	International Business Machines Corp.	1.875%	8/1/22	355	354
	International Business Machines Corp.	3.000%	5/15/24	1,445	1,495
	Marvell Technology Group Ltd.	4.200%	6/22/23	750	783
10	Microsoft Corp.	2.125%	12/6/21	445	508

7	MSCI Inc.	5.250%	11/15/24	436	449
7	NXP BV / NXP Funding LLC	3.875%	9/1/22	2,600	2,686
7	NXP BV / NXP Funding LLC	4.625%	6/1/23	500	532
7	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,100	1,192
10	Oracle Corp.	2.250%	1/10/21	445	501
	Oracle Corp.	2.500%	10/15/22	200	203
	Oracle Corp.	2.625%	2/15/23	1,348	1,372
	Oracle Corp.	3.625%	7/15/23	200	211
	Oracle Corp.	2.400%	9/15/23	2,477	2,508
	Oracle Corp.	2.950%	11/15/24	1,745	1,812
	PayPal Holdings Inc.	2.200%	9/26/22	2,300	2,306
	QUALCOMM Inc.	2.600%	1/30/23	2,585	2,630
	QUALCOMM Inc.	2.900%	5/20/24	250	257
	Total System Services Inc.	3.800%	4/1/21	1,500	1,530
	Tyco Electronics Group SA	4.875%	1/15/21	380	392
	Tyco Electronics Group SA	3.500%	2/3/22	375	385
	Tyco Electronics Group SA	3.450%	8/1/24	430	448
	Verisk Analytics Inc.	5.800%	5/1/21	315	332
	Verisk Analytics Inc.	4.125%	9/12/22	450	472
	VMware Inc.	2.300%	8/21/20	650	650
	VMware Inc.	2.950%	8/21/22	1,090	1,106

	Transportation (1.6%)
7	Air Canada	7.750%	4/15/21	1,692	1,809
3,7 Air Canada 2013-1 Class B Pass Through
	Trust	5.375%	5/15/21	635	651
9	Aurizon Network Pty Ltd.	5.750%	10/28/20	640	451
9	Aurizon Network Pty Ltd.	4.000%	6/21/24	240	173
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	200	205
	Canadian National Railway Co.	2.850%	12/15/21	200	203
3	Continental Airlines 2000-1 Class A-1 Pass
	Through Trust	8.048%	11/1/20	45	46
3	Continental Airlines 2005-ERJ1 Pass Through
	Trust	9.798%	10/1/22	226	235
3	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	57	57
3	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	7/12/22	64	65
3	Continental Airlines 2012-2 Class B Pass
	Through Trust	5.500%	4/29/22	113	115
	CSX Corp.	3.400%	8/1/24	1,065	1,121
3	CSX Transportation Inc.	6.251%	1/15/23	89	98
3	Delta Air Lines 2007-1 Class B Pass Through
	Trust	8.021%	8/10/22	138	154
3	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	6/17/21	300	303
3	Delta Air Lines 2012-1 Class A Pass Through
	Trust	4.750%	11/7/21	130	132
	Delta Air Lines Inc.	2.875%	3/13/20	1,168	1,170
	Delta Air Lines Inc.	3.400%	4/19/21	2,845	2,886
	Delta Air Lines Inc.	3.800%	4/19/23	1,725	1,788
7	ERAC USA Finance LLC	2.600%	12/1/21	300	302
7	ERAC USA Finance LLC	3.300%	10/15/22	1,000	1,028
7	ERAC USA Finance LLC	2.700%	11/1/23	700	708
	FedEx Corp.	3.400%	1/14/22	645	661
3,7 Heathrow Funding Ltd.		4.875%	7/15/23	1,265	1,311
	Norfolk Southern Corp.	3.250%	12/1/21	100	102
	Norfolk Southern Corp.	2.903%	2/15/23	165	169

7	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.200%	7/15/20	150	151
7	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.300%	4/1/21	1,100	1,115
9	Qantas Airways Ltd.	7.500%	6/11/21	1,100	814
	Ryder System Inc.	2.875%	6/1/22	1,450	1,473
	Ryder System Inc.	2.500%	9/1/22	300	301
	Ryder System Inc.	3.875%	12/1/23	400	424
	Ryder System Inc.	3.650%	3/18/24	2,105	2,212
	Southwest Airlines Co.	2.750%	11/16/22	1,000	1,010
3	Southwest Airlines Co. 2007-1 Pass Through
	Trust	6.150%	2/1/24	72	76
3	Spirit Airlines Pass Through Trust 2017-1B	3.800%	2/15/26	318	321
3	UAL 2007-1 Pass Through Trust	6.636%	7/2/22	505	534
	Union Pacific Corp.	3.200%	6/8/21	350	356
	Union Pacific Corp.	2.950%	3/1/22	2,319	2,370
	Union Pacific Corp.	4.163%	7/15/22	250	264
	Union Pacific Corp.	2.950%	1/15/23	797	816
	Union Pacific Corp.	3.500%	6/8/23	90	94
	Union Pacific Corp.	3.150%	3/1/24	1,440	1,492
	United Parcel Service Inc.	2.350%	5/16/22	230	233
	United Parcel Service Inc.	2.450%	10/1/22	1,000	1,010
3	US Airways 2001-1C Pass Through Trust	7.346%	9/20/23	130	141
					560,260
Utilities (4.2%)
	Electric (4.0%)
	AEP Texas Inc.	2.400%	10/1/22	250	252
	Alabama Power Co.	3.375%	10/1/20	525	532
	Ameren Corp.	2.500%	9/15/24	240	241
	Ameren Illinois Co.	2.700%	9/1/22	215	219
	American Electric Power Co. Inc.	2.150%	11/13/20	1,065	1,065
	Baltimore Gas & Electric Co.	3.500%	11/15/21	230	236
	Baltimore Gas & Electric Co.	2.800%	8/15/22	600	610
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	655	657
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	1,525	1,558
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	635	671
	CenterPoint Energy Inc.	3.600%	11/1/21	1,115	1,140
	CenterPoint Energy Inc.	2.500%	9/1/22	825	829
	CenterPoint Energy Inc.	3.850%	2/1/24	65	68
	Commonwealth Edison Co.	4.000%	8/1/20	675	682
	Dominion Energy Inc.	2.750%	9/15/22	945	957
5,7 Dominion Energy Inc., 3M USD LIBOR +
	0.400%	2.538%	12/1/20	4,840	4,843
	DTE Electric Co.	3.900%	6/1/21	420	430
	DTE Electric Co.	2.650%	6/15/22	30	30
	DTE Energy Co.	2.400%	12/1/19	1,810	1,810
	DTE Energy Co.	2.600%	6/15/22	1,170	1,180
	DTE Energy Co.	3.300%	6/15/22	680	696
	DTE Energy Co.	3.700%	8/1/23	1,995	2,092
	DTE Energy Co.	3.850%	12/1/23	130	137
	Duke Energy Corp.	3.227%	3/11/22	8,375	8,665
	Duke Energy Corp.	3.950%	10/15/23	390	413
7	EDP Finance BV	4.125%	1/15/20	1,558	1,560
7	EDP Finance BV	5.250%	1/14/21	2,070	2,135
	Entergy Arkansas Inc.	3.750%	2/15/21	250	254
	Entergy Louisiana LLC	4.800%	5/1/21	365	374
	Entergy Louisiana LLC	3.300%	12/1/22	205	213

	Entergy Louisiana LLC	4.050%	9/1/23	95	101
5,9 ETSA Utilities Finance Pty Ltd., 3M Australian
	Bank Bill Rate + 0.260%	1.288%	10/15/19	280	189
	Exelon Corp.	2.850%	6/15/20	1,185	1,189
	Exelon Corp.	5.150%	12/1/20	618	633
	Exelon Corp.	2.450%	4/15/21	215	216
	Exelon Corp.	3.497%	6/1/22	246	252
	Exelon Generation Co. LLC	2.950%	1/15/20	1,596	1,598
	Exelon Generation Co. LLC	3.400%	3/15/22	222	228
	FirstEnergy Corp.	2.850%	7/15/22	2,570	2,603
	FirstEnergy Corp.	4.250%	3/15/23	1,283	1,354
7	FirstEnergy Transmission LLC	4.350%	1/15/25	493	531
	Fortis Inc.	2.100%	10/4/21	535	533
	Georgia Power Co.	2.000%	9/8/20	1,240	1,238
	Georgia Power Co.	2.400%	4/1/21	1,245	1,249
10	innogy Finance BV	6.500%	8/10/21	400	490
	ITC Holdings Corp.	2.700%	11/15/22	750	758
	LG&E & KU Energy LLC	3.750%	11/15/20	325	329
	LG&E & KU Energy LLC	4.375%	10/1/21	280	289
	National Rural Utilities Cooperative Finance
	Corp.	1.500%	11/1/19	100	100
	National Rural Utilities Cooperative Finance
	Corp.	2.350%	6/15/20	715	717
	National Rural Utilities Cooperative Finance
	Corp.	2.700%	2/15/23	280	285
	NextEra Energy Capital Holdings Inc.	2.900%	4/1/22	1,830	1,863
	NextEra Energy Capital Holdings Inc.	3.300%	8/15/22	10,180	10,444
	NRG Energy Inc.	7.250%	5/15/26	448	492
	NSTAR Electric Co.	3.500%	9/15/21	470	481
	NSTAR Electric Co.	2.375%	10/15/22	225	227
	NV Energy Inc.	6.250%	11/15/20	200	209
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	120	126
7	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,455	1,485
	PECO Energy Co.	3.150%	10/15/25	115	120
	Pinnacle West Capital Corp.	2.250%	11/30/20	1,500	1,498
	PPL Capital Funding Inc.	4.200%	6/15/22	50	52
	PPL Capital Funding Inc.	3.500%	12/1/22	225	232
	Progress Energy Inc.	4.400%	1/15/21	1,685	1,723
	Progress Energy Inc.	3.150%	4/1/22	520	530
	Puget Energy Inc.	6.500%	12/15/20	625	654
	Puget Energy Inc.	6.000%	9/1/21	100	106
	Puget Energy Inc.	5.625%	7/15/22	1,175	1,256
	Southern Co.	2.750%	6/15/20	1,120	1,123
	Southern Co.	2.350%	7/1/21	1,645	1,649
	Southern Power Co.	1.950%	12/15/19	865	864
	Southwestern Electric Power Co.	3.550%	2/15/22	490	503
	Tampa Electric Co.	5.400%	5/15/21	370	388
5,9 Victoria Power Networks Finance Pty Ltd., 3M
	Australian Bank Bill Rate + 0.280%	1.405%	1/15/22	220	146
	Virginia Electric & Power Co.	3.450%	9/1/22	445	460
	Virginia Electric & Power Co.	3.450%	2/15/24	350	365

	Natural Gas (0.2%)
7	Engie SA	2.875%	10/10/22	175	178
	Sempra Energy	2.400%	2/1/20	1,470	1,470
	Sempra Energy	2.400%	3/15/20	235	235
	Sempra Energy	2.850%	11/15/20	230	231
	Sempra Energy	2.900%	2/1/23	415	422

	Southern Co. Gas Capital Corp.	2.450%	10/1/23	155	156

	Other Utility (0.0%)
9	Energy Partnership Gas Pty Ltd.	4.250%	6/15/20	80	54
					79,173
Total Corporate Bonds (Cost $1,112,608)					1,130,180
Sovereign Bonds (5.0%)
7	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	468
	Arab Petroleum Investments Corp.	4.125%	9/18/23	200	211
	Arab Republic of Egypt	8.700%	3/1/49	200	215
	Argentine Republic	6.875%	4/22/21	364	178
10	Argentine Republic	3.875%	1/15/22	600	257
	Argentine Republic	5.625%	1/26/22	243	104
10	Argentine Republic	3.375%	1/15/23	506	211
	Avi Funding Co. Ltd.	2.850%	9/16/20	225	226
7	Avi Funding Co. Ltd.	2.850%	9/16/20	275	276
7	Banque Ouest Africaine de Developpement	5.500%	5/6/21	200	208
7	Banque Ouest Africaine de Developpement	5.000%	7/27/27	430	459
7	Bermuda	4.138%	1/3/23	200	211
7	BNG Bank NV	2.125%	12/14/20	866	868
7	BOC Aviation Ltd.	2.375%	9/15/21	350	347
	CCBL Cayman Corp. Ltd.	3.250%	7/28/20	500	502
7	CDP Financial Inc.	4.400%	11/25/19	1,540	1,545
7	CDP Financial Inc.	3.150%	7/24/24	670	706
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	200	209
	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	200	200
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	327	350
	Corp. Andina de Fomento	2.200%	7/18/20	1,087	1,086
	Corp. Andina de Fomento	4.375%	6/15/22	413	434
7	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	150	157
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	209
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	535	590
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	240	249
7	Dexia Credit Local SA	2.500%	1/25/21	2,450	2,469
7,13 Dexia Credit Local SA		1.875%	9/15/21	235	235
7	Dexia Credit Local SA	2.375%	9/20/22	250	254
	Dominican Republic	6.600%	1/28/24	185	203
7	Electricite de France SA	4.500%	9/21/28	200	223
7	Emirate of Abu Dhabi	2.125%	9/30/24	6,450	6,413
	Empresa Nacional del Petroleo	3.750%	8/5/26	255	264
	Equinor ASA	2.250%	11/8/19	500	500
	Export-Import Bank of India	2.750%	4/1/20	200	200
	Export-Import Bank of India	2.750%	8/12/20	200	200
	Export-Import Bank of Korea	1.500%	10/21/19	1,345	1,345
	Export-Import Bank of Korea	5.125%	6/29/20	500	511
	Export-Import Bank of Korea	3.000%	11/1/22	200	205
5	Export-Import Bank of Korea, 3M USD
	LIBOR + 0.925%	3.178%	11/1/22	200	203
	Fondo MIVIVIENDA SA	3.500%	1/31/23	630	647
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	270	294
	Harvest Operations Corp.	3.000%	9/21/22	200	204
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	200	200
	ICBCIL Finance Co. Ltd.	3.000%	4/5/20	560	561
7	Indonesia Asahan Aluminium Persero PT	5.230%	11/15/21	425	446
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	650	651
	Industrial & Commercial Bank of China Ltd.	2.905%	11/13/20	250	251

5	Industrial & Commercial Bank of China Ltd.,
	3M USD LIBOR + 0.750%	2.937%	11/8/20	500	501
5,14 Japan Bank for International Cooperation,
	3M USD LIBOR + 0.390%	2.668%	7/21/20	144	144
14	Japan Finance Organization for
	Municipalities	4.000%	1/13/21	250	256
7	KazMunayGas National Co. JSC	6.375%	10/24/48	400	502
	Kingdom of Saudi Arabia	2.375%	10/26/21	1,660	1,663
	Korea Development Bank	3.000%	3/19/22	355	362
	Korea Development Bank	3.250%	2/19/24	295	309
7	Korea Expressway Corp.	3.625%	10/22/21	220	226
	Korea Hydro & Nuclear Power Co. Ltd.	3.000%	9/19/22	200	204
	Korea Midland Power Co. Ltd.	2.500%	7/21/21	200	201
	Korea Midland Power Co. Ltd.	3.375%	1/22/22	460	471
7	Korea National Oil Corp.	2.875%	3/27/22	200	203
7	Korea Southern Power Co. Ltd.	3.000%	1/29/21	495	499
	KSA Sukuk Ltd.	2.894%	4/20/22	869	882
7	OCP SA	5.625%	4/25/24	200	218
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	1,326	1,354
7	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	217
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	225	228
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	440	449
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	200	204
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	200	214
	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	200	214
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	200	218
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	535	572
	Petrobras Global Finance BV	6.900%	3/19/49	25	29
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Petroleos Mexicanos	6.875%	8/4/26	795	855
7	Petroleos Mexicanos	6.490%	1/23/27	1,913	1,989
	Petroleos Mexicanos	6.500%	3/13/27	605	628
7	Petroleos Mexicanos	7.690%	1/23/50	195	203
	Petronas Global Sukuk Ltd.	2.707%	3/18/20	200	200
	Province of Alberta	1.900%	12/6/19	630	630
7	Province of Alberta	1.750%	8/26/20	3,734	3,725
	Province of Nova Scotia	8.250%	7/30/22	315	367
	Province of Ontario	4.400%	4/14/20	629	636
	Province of Ontario	1.875%	5/21/20	230	230
	Province of Quebec	2.750%	8/25/21	715	728
3,7	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	22	23
3	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	82	84
	Republic of Chile	3.875%	8/5/20	180	183
	Republic of Colombia	4.375%	7/12/21	2,205	2,282
3	Republic of Colombia	2.625%	3/15/23	1,000	1,004
3	Republic of Colombia	4.500%	1/28/26	985	1,075
	Republic of Croatia	6.750%	11/5/19	3,276	3,286
	Republic of Croatia	6.625%	7/14/20	690	712
	Republic of Croatia	6.375%	3/24/21	1,215	1,284
	Republic of Honduras	8.750%	12/16/20	810	866
	Republic of Hungary	6.375%	3/29/21	3,762	3,992
	Republic of Hungary	5.375%	2/21/23	1,200	1,318
	Republic of Hungary	5.750%	11/22/23	161	183
	Republic of Indonesia	4.875%	5/5/21	680	705
7	Republic of Indonesia	3.700%	1/8/22	400	411
	Republic of Indonesia	3.750%	4/25/22	1,612	1,662

	Republic of Indonesia	5.875%	1/15/24	820	922
	Republic of Indonesia	4.125%	1/15/25	755	804
	Republic of Lithuania	7.375%	2/11/20	3,570	3,635
	Republic of Lithuania	6.125%	3/9/21	1,375	1,452
7	Republic of Lithuania	6.125%	3/9/21	195	206
	Republic of Lithuania	6.625%	2/1/22	300	331
	Republic of Panama	5.200%	1/30/20	1,270	1,280
	Republic of Poland	5.125%	4/21/21	520	545
	Republic of Poland	5.000%	3/23/22	1,020	1,094
	Republic of Romania	4.375%	8/22/23	250	267
10	Republic of Romania	2.000%	12/8/26	1,574	1,853
10	Republic of Romania	2.375%	4/19/27	45	54
	Republic of Serbia	4.875%	2/25/20	687	693
	Republic of Serbia	7.250%	9/28/21	767	839
	Republic of Slovenia	5.500%	10/26/22	280	309
7	Republic of Slovenia	5.250%	2/18/24	300	339
	Republic of South Africa	5.500%	3/9/20	100	101
	Republic of South Africa	5.875%	9/16/25	495	540
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	845	907
7	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	600	644
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	200	200
7	Sinopec Group Overseas Development 2017
	Ltd.	2.375%	4/12/20	785	785
	Sinopec Group Overseas Development 2017
	Ltd.	3.250%	9/13/27	1,200	1,235
	Socialist Republic of Vietnam	6.750%	1/29/20	726	736
5	State Bank of India, 3M USD LIBOR +
	0.950%	3.253%	4/6/20	1,100	1,102
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	250	269
	State Grid Overseas Investment 2016 Ltd.	3.750%	5/2/23	310	325
	State of Israel	3.150%	6/30/23	525	547
10	State of Israel	1.500%	1/18/27	115	138
10	State of Israel	1.500%	1/16/29	450	547
	State of Kuwait	2.750%	3/20/22	1,148	1,164
	State of Qatar	4.000%	3/14/29	1,085	1,202
7	Temasek Financial I Ltd.	4.300%	10/25/19	250	250
15	United Mexican States	8.000%	9/5/24	44,440	2,373
	United Mexican States	4.125%	1/21/26	210	222
10	United Mexican States	1.625%	4/8/26	459	521
	United Mexican States	4.150%	3/28/27	350	370
	United Mexican States	4.500%	4/22/29	215	234
Total Sovereign Bonds (Cost $94,785)					95,592
Taxable Municipal Bonds (0.1%)
	California Department of Water Resources
	Water System Revenue (Central Valley
	Project)	1.871%	12/1/19	5	5
	California GO	6.200%	10/1/19	350	350
16	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	770	984
Total Taxable Municipal Bonds (Cost $1,346)					1,339

				Shares
Convertible Preferred Stocks (0.0%)
§,12 Lehman Brothers Holdings Inc. Pfd.
	(Cost $694)	7.250%	Perpetual	700	—
Temporary Cash Investments (2.0%)
Money Market Fund (1.3%)
17	Vanguard Market Liquidity Fund	2.098%		250,330	25,035

				Face
				Amount
				($000)
Certificates of Deposit (0.2%)
	Cooperatieve Rabobank UA	1.980%	10/25/19	4,685	4,685

Commercial Paper (0.5%)
18	Enbridge US Inc.	2.587%	10/11/19	2,810	2,808
18	Energy Transfer LP	2.455%	10/21/19	3,550	3,545
18	Energy Transfer LP	2.505%	10/23/19	2,145	2,141
					8,494
Total Temporary Cash Investments (Cost $38,213)					38,214

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays 3M USD LIBOR
Quarterly, Receives 1.130% Semiannually	BNPSW	9/21/20	1.130%	2,851	33

Put Swaptions
2-Year Interest Rate Swap, Receives 3M USD
LIBOR Quarterly, Pays 1.668% Semiannually	MSCS	12/19/19	1.668%	6,503	10
5-Year iTraxx Europe-S31-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.575%	8,500[19]	7
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.625%	5,795	5
					22
Total Options Purchased (Cost $66)					55
Total Investments (99.3%) (Cost $1,852,180)					1,885,696
Other Asset and Liabilities-Net (0.7%)					12,472
Net Assets (100%)					1,898,168

§ Security value determined using significant unobservable inputs.
1 Securities with a value of $838,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $901,000 have been segregated as initial margin for open centrally cleared swap contracts.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6 Inverse interest-only security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate value of these securities was $335,839,000, representing 17.7% of net assets.
8 Security purchased on a when-issued or delayed-delivery basis for which the portfolio has not taken delivery as of September 30, 2019.
9 Face amount denominated in Australian dollars.
10 Face amount denominated in euro.
11 Face amount denominated in British pounds.
12 Non-income-producing security—security in default.
13 Guaranteed by multiple countries.
14 Guaranteed by the Government of Japan.
15 Face amount denominated in Mexican pesos.
16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
18 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At
September 30, 2019, the aggregate value of these securities was $8,494,000, representing 0.5% of net assets.
19 Notional amount denominated in euro.
BNPSW—BNP Paribas.
CMT—Constant Maturing Treasury Rate.
GO—General Obligation Bond.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
REMICS—Real Estate Mortgage Investment Conduits.

Derivative Financial Instruments Outstanding as of Period End
Options Written
				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions

Call Swaptions
10-Year Interest Rate Swap,
Receives 3M USD LIBOR
Quarterly, Pays 1.375%
Semiannually	DBAG	3/18/20	1.375%	3,820	(45)
5-Year iTraxx Europe-S31-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.500%	8,500[1]	(17)
5-Year CDX-NA-IG-S32-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	GSI	11/20/19	0.550%	5,795	(10)
					(72)

Put Swaptions
10-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.875% Semiannually	DBAG	3/18/20	1.875%	3,820	(27)
2-Year Interest Rate Swap,
Pays 3M USD LIBOR Quarterly,
Receives 1.818% Semiannually	MSCS	12/19/19	1.818%	13,006	(10)
5-Year iTraxx Europe-S31-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	11/20/19	0.500%	8,500[1]	(15)
5-Year CDX-NA-IG-S32-V1
Credit Protection Purchased,
Pays 1.000% Quarterly	GSI	11/20/19	0.550%	5,795	(9)
					(61)
Total Options Written (Premiums Received
$166)					(133)

1 Notional amount denominated in euro.
DBAG—Deutsche Bank AG.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.

Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	534		(260)
			115,077
5-Year U.S. Treasury Note	December 2019	57	6,791	1
Ultra 10-Year U.S. Treasury Note	December 2019	23	3,275	15
30-Year U.S. Treasury Bond	December 2019	4	649	(4)
				(248)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2019	(134)	(17,462)	46
Euro-Schatz	December 2019	(142)	(17,386)	29
Euro-Bobl	December 2019	(17)	(2,513)	12
Euro-Bund	December 2019	(13)	(2,469)	(24)
AUD 3-Year Treasury Bond	December 2019	(31)	(2,421)	(9)
Long Gilt	December 2019	(6)	(990)	(1)
AUD 10-Year Treasury Bond	December 2019	(8)	(796)	(8)
Ultra Long U.S. Treasury Bond	December 2019	(3)	(576)	7
				52
				(196)

Forward Currency Contracts

						Unrealized	Unrealized
	Contract		Contract	Amount	(000)	Appreciation	(Depreciation)
	Settlement
Counterparty	Date		Receive	Deliver		($000)	($000)
Royal Bank of
Canada	10/15/19	USD	25,500	EUR	23,309	63	—
Toronto-Dominion
Bank	10/15/19	USD	7,923	AUD	11,730	2	—
HSBC Bank USA,
N.A.	10/15/19	USD	5,644	GBP	4,571	21	—

Bank of Montreal	10/28/19	USD	4,796	EUR	4,349	44	—
Royal Bank of
Canada	10/31/19	USD	2,214	MXN	43,663	13	—
Bank of America,
N.A.	10/15/19	USD	4	JPY	471	—	—
						143	—

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default
Swaps

				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
			Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Termination Date		(000)	(%)	($000)	($000)
Credit Protection Purchased
CDX-NA-IG-S33-V1	12/20/24	USD	7,570	(1.000)	(150)	(2)
iTraxx Europe-S32-V1	12/20/24	EUR	7,620	(1.000)	(197)	4
						2

1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	835	1.000	15	(8)	7	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	415	1.000	8	(4)	4	—
Boeing
Co./A2	6/20/24	GSI	2,145	1.000	55	(49)	6	—
General
Electric
Capital
Corp./A2	12/20/19	DBAG	710	1.000	1	(1)	—	—
Metlife
Inc./A3	12/20/20	GSCM	350	1.000	4	—	4	—
Metlife
Inc./A3	12/20/21	BARC	160	1.000	2	—	2	—
People’s
Republic of
China/A3	6/20/22	BNPSW	665	1.000	14	(3)	11	—
People’s
Republic of
China/A3	6/20/24	GSI	295	1.000	8	(7)	1	—
Verizon
Communication
s Inc./Baa1	12/20/22	GSI	835	1.000	17	(9)	8	—
					124	(81)	43	—

Credit Protection Purchased
Aetna Inc.	12/20/19	CSFBI	475	(1.000)	(1)	1	—	—
American
International
Group
Inc.	6/20/20	BOANA	280	(1.000)	(2)	1	—	(1)
American
International
Group
Inc.	6/20/20	BOANA	280	(1.000)	(2)	1	—	(1)
American
International
Group
Inc.	12/20/20	GSCM	350	(1.000)	(4)	2	—	(2)
American
International
Group
Inc.	12/20/20	GSCM	175	(1.000)	(2)	(1)	—	(3)
Autozone
Inc.	12/20/20	GSCM	240	(1.000)	(3)	2	—	(1)
Bank of
America
Corp.	3/20/20	GSCM	520	(1.000)	(2)	1	—	(1)
Bank of
China Ltd.	12/20/21	BNPSW	300	(1.000)	(5)	(1)	—	(6)

Bank of
China Ltd.	6/20/22	BNPSW	665	(1.000)	(13)	—	—	(13)
Bank of
China Ltd.	6/20/23	BNPSW	515	(1.000)	(12)	6	—	(6)
Commerzbank
AG	6/20/21	BOANA	590	(1.000)	(8)	(2)	—	(10)
CVS Health
Corp.	12/20/20	BOANA	240	(1.000)	(3)	2	—	(1)
CVS Health
Corp.	12/20/20	BOANA	240	(1.000)	(3)	2	—	(1)
CVS Health
Corp.	12/20/20	BOANA	120	(1.000)	(1)	—	—	(1)
CVS Health
Corp.	12/20/20	BOANA	120	(1.000)	(1)	1	—	—
CVS Health
Corp.	12/20/21	BARC	465	(1.000)	(9)	7	—	(2)
CVS Health
Corp.	12/20/21	BARC	160	(1.000)	(3)	2	—	(1)
CVS Health
Corp.	12/20/21	JPMC	700	(1.000)	(13)	9	—	(4)
Deutsche
Bank AG	12/20/22	JPMC	830	(1.000)	10	2	12	—
Deutsche
Bank AG	12/20/24	GSI	225[1]	(1.000)	8	(6)	2	—
Dominion
Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(29)	21	—	(8)
Dominion
Energy Inc.	12/20/20	JPMC	2,420	(1.000)	(29)	20	—	(9)
Federation
of Malaysia	12/20/24	BNPSW	405	(1.000)	(10)	10	—	—
Federative
Republic of
Brazil	12/20/25	BOANA	578	(1.000)	18	(103)	—	(85)
Federative
Republic of
Brazil	12/20/25	GSCM	275	(1.000)	9	(46)	—	(37)
Lincoln
National
Corp.	6/20/21	BARC	80	(1.000)	(1)	(1)	—	(2)
Lincoln
National
Corp.	6/20/21	BARC	80	(1.000)	(1)	1	—	—
Lincoln
National
Corp.	12/20/21	BARC	160	(1.000)	(3)	—	—	(3)
McDonald's
Corp.	6/20/22	GSI	675	(1.000)	(17)	12	—	(5)
Raytheon
Co.	12/20/21	GSI	585	(1.000)	(13)	10	—	(3)
Raytheon
Co.	12/20/21	GSI	580	(1.000)	(12)	9	—	(3)
Republic of
Chile	12/20/24	GSI	290	(1.000)	(9)	9	—	—
Republic of
Colombia	12/20/24	MSCS	945	(1.000)	(4)	4	—	—
Republic of
Indonesia	6/20/24	BARC	800	(1.000)	(7)	4	—	(3)
Republic of
South
Africa	12/20/24	JPMC	575	(1.000)	25	(23)	2	—
Republic of
Turkey	6/20/23	BNPSW	660	(1.000)	46	(22)	24	—
Republic of
Turkey	12/20/24	MSCS	337	(1.000)	39	(43)	—	(4)

Societe
Generale SA	12/20/21	JPMC	235	(1.000)	(5)	1	—	(4)
Standard
Chartered
Bank	12/20/21	JPMC	395	(1.000)	(8)	—	—	(8)
State of
Qatar	6/20/22	CITNA	50	(1.000)	(1)	—	—	(1)
United
Mexican
States	12/20/24	BARC	305	(1.000)	2	(2)	—	—
United
Mexican
States	12/20/24	CITNA	746	(1.000)	5	(5)	—	—
UnitedHealt
h Group
Inc.	12/20/19	CSFBI	475	(1.000)	(1)	1	—	—
UnitedHealt
h Group
Inc.	6/20/20	CSFBI	470	(1.00)	(3)	2	—	(1)
Wells Fargo
& Co.	9/20/20	BOANA	620	(1.000)	(5)	2	—	(3)
Total					(83)	(110)	40	(233)
Total					41	(191)	83	(233)

The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
CSIFB—Credit Suisse International.
DBAG—Deutsche Bank AG.
GSCM—Goldman Sachs Bank USA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Date	Date[1]	($000)	(%)	(%)	($000)	($000)
12/18/20	12/18/19	7,270	2.500	(0.000)	58	8
12/20/21	12/18/19	7,699	(1.500)	0.000	8	(17)
12/19/22	12/18/19	10,839	(1.500)	0.000	(1)	(39)
12/18/23	12/18/19	8,358	(1.500)	0.000	(7)	(42)
12/18/24	12/18/19	7,921	(1.500)	0.000	(9)	(51)
12/18/26	12/18/19	5,168	(1.750)	0.000	(86)	(50)
9/23/30	9/23/20	599	(1.630)	0.000	(4)	(4)
					(41)	(195)

1 Forward interest rate swap. In a forward interest rate swap, the portfolio and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio's pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default
(including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.
The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The portfolio enters into interest rate swap transactions to adjust the portfolio's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of
Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined)
upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The portfolio enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

F. Options: The portfolio invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-
money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the portfolioloses an amount equal to the market value of the option written less the premium received.

The portfolio invests in options on futures, which are exchange-traded.
Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The portfolio invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

Options contracts are valued at their quoted daily settlement prices.
Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an
MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements.

H. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of
Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	203,944	—
Asset-Backed/Commercial Mortgage-Backed
Securities	—	416,372	—
Corporate Bonds	—	1,130,180	—
Sovereign Bonds	—	95,592	—

Taxable Municipal Bonds	—	1,339	—
Convertible Preferred Stocks	—	—	—[2]
Temporary Cash Investments	25,035	13,179	—
Options Purchased	—	55	—
Options Written	—	(133)	—
Futures Contracts—Assets[1]	40	—	—
Futures Contracts—Liabilities[1]	(62)	—	—
Forward Currency Contracts—Assets	—	143	—
Swap Contracts—Assets	1[1]	83	—
Swap Contracts—Liabilities	(14)[1]	(233)	—
Total	25,000	1,860,521	—

1 Represents variation margin on the last day of the reporting period.
2 Market value of convertible preferred stocks based on Level 3 inputs.